                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               Oppenheimer Limited Term California Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: July 31

                      Date of reporting period: 10/29/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
MUNICIPAL BONDS AND NOTES--108.1%
CALIFORNIA--101.1%
$      100,000  Adelanto, CA Elementary School
                District Community Facilities
                District No. 1(1)                                       4.700%     09/01/2012   09/01/2012     $       94,652
       695,000  Adelanto, CA Improvement Agency,
                Series B(1)                                             5.500      12/01/2023   12/01/2010(A)         695,236
       210,000  Adelanto, CA Public Financing
                Authority, Series B(1)                                  6.300      09/01/2028   03/01/2011(A)         209,998
        60,000  Alameda, CA Public Financing
                Authority (West End Community)(1)                       6.800      04/01/2016   04/01/2011(A)          61,766
       350,000  Alameda, CA Transportation
                Authority((1))                                          5.250      10/01/2021   04/01/2011(A)         352,534
        25,000  Alvord, CA Unified School District
                Community Facilities District(1)                        6.200      09/01/2025   09/01/2012(A)          25,023
        10,000  Antelope Valley, CA Healthcare
                District(1)                                             5.200      01/01/2017   01/01/2011(A)          10,014
     1,000,000  Antelope Valley, CA Healthcare
                District(1)                                             5.200      01/01/2020   01/01/2011(A)       1,000,690
     1,500,000  Antelope Valley, CA Healthcare
                District(1)                                             5.250      09/01/2017   09/01/2014(A)       1,492,920
       550,000  Antioch, CA Public Financing
                Authority(1)                                            5.625      01/01/2022   01/01/2011(A)         553,900
     1,000,000  Antioch, CA Public Financing
                Authority(1)                                            5.625      01/01/2027   01/01/2011(A)       1,006,160
        30,000  Apple Valley, CA Improvement Bond
                Act 1915(1)                                             6.900      09/02/2015   12/07/2012(C)          31,140
        15,000  Aromas, CA Water District(1)                            5.600      09/01/2018   03/01/2011(A)          14,987
        15,000  Atwater, CA Redevel. Agency
                (Downtown Redevel.)(1)                                  5.500      06/01/2019   06/01/2019             14,589
        25,000  Azusa, CA COP(1)                                        5.750      08/01/2020   02/01/2011(A)          25,273
        35,000  Bakersfield, CA Improvement Bond
                Act 1915(1)                                             5.600      09/02/2020   03/02/2016(A)          34,835
        45,000  Bakersfield, CA Improvement Bond
                Act 1915(1)                                             6.100      09/02/2024   03/02/2017(A)          45,136
        15,000  Bakersfield, CA Improvement Bond
                Act 1915(1)                                             7.100      09/02/2015   03/02/2011(A)          15,100
        70,000  Baldwin Park, CA Redevel Agency(1)                      5.750      09/01/2030   03/02/2017(A)          71,459
        25,000  Beaumont, CA Financing Authority,
                Series A(1)                                             5.700      09/01/2035   10/10/2033(B)          24,306
       170,000  Beaumont, CA Financing Authority,
                Series A(1)                                             7.000      09/01/2023   03/01/2011(A)         170,077
        55,000  Beaumont, CA Financing Authority,
                Series B(1)                                             6.000      09/01/2034   09/01/2015(A)          55,132
        30,000  Belmont, CA Redevel. Agency (Los
                Costano Community Devel.)(1)                            5.500      08/01/2016   02/01/2011(A)          30,057
        50,000  Belmont, CA Redevel. Agency (Los
                Costanos Community Devel.)(1)                           5.600      08/01/2018   02/01/2011(A)          50,074



             1 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       50,000  Blythe, CA Redevel. Agency (Redevel.
                Project No. 1 Tax Allocation)(1)                        5.750%     05/01/2034   06/29/2032(B)  $       45,569
       145,000  Bonita Canyon, CA Public Facilities
                Financing Authority(1)                                  5.375      09/01/2028   11/21/2022(B)         140,543
        70,000  Brentwood, CA Improvement Bond
                Act 1915(1)                                             6.800      09/02/2017   03/02/2011(A)          70,095
        30,000  Brisbane, CA Improvement Bond Act
                1915 (Northeast Ridge)(1)                               5.875      09/02/2020   03/30/2019(B)          30,456
       205,000  Brisbane, CA Public Financing
                Authority(1)                                            6.000      05/01/2026   07/25/2023(B)         196,429
        35,000  Buena Park, CA Special Tax (Park
                Mall)(1)                                                6.125      09/01/2033   10/15/2031(B)          32,775
       250,000  Burbank, CA Community Facilities
                District Special Tax(1)                                 5.200      12/01/2023   06/24/2022(B)         245,338
       280,000  CA ABAG Finance Authority for
                NonProfit Corporations (Lincoln
                Glen Manor)(1)                                          6.100      02/15/2025   02/15/2011(A)         280,274
        50,000  CA ABAG Finance Authority for
                NonProfit Corporations (Odd
                Fellows Home of California)(1)                          6.000      08/15/2024   02/15/2011(A)          51,217
     2,100,000  CA ABAG Finance Authority for
                NonProfit Corporations (San Diego
                Hospital Assoc.)(1)                                     6.125      08/15/2020   02/15/2012(A)       2,130,933
         5,000  CA ABAG Finance Authority for
                NonProfit Corporations COP(1)                           5.600      11/01/2023   11/01/2010(A)           5,004
        20,000  CA ABAG Finance Authority for
                NonProfit Corporations COP(1)                           5.800      03/01/2023   03/01/2011(A)          20,024
        25,000  CA ABAG Finance Authority for
                NonProfit Corporations COP
                (Episcopal Homes Foundation)(1)                         5.125      07/01/2013   01/01/2011(A)          25,057
        80,000  CA ABAG Finance Authority for
                NonProfit Corporations COP (Home
                for Jewish Parents)(1)                                  5.625      05/15/2022   11/15/2011(A)          80,265
        25,000  CA ABAG Finance Authority for
                NonProfit Corporations COP (Home
                for Jewish Parents)(1)                                  5.625      05/15/2022   11/15/2010(A)          25,018
       725,000  CA ABAG Finance Authority for
                NonProfit Corporations COP
                (Lytton Gardens)(1)                                     6.000      02/15/2019   02/15/2011(A)         726,160
       155,000  CA ABAG Finance Authority for
                NonProfit Corporations COP
                (O'Connor Woods)(1)                                     6.200      11/01/2029   08/05/2023(B)         152,453
        20,000  CA ABAG Finance Authority for
                NonProfit Corporations
                (OW/OWHC/SJRHC Obligated
                Group)(1)                                               5.700      11/01/2013   11/01/2011(A)          20,125
        75,000  CA ABAG Tax Allocation, Series A(1)                     6.000      12/15/2014   12/15/2010(A)          75,492
       100,000  CA Affordable Hsg. Agency (Merced
                County Hsg. Authority)(1)                               6.500      01/01/2033   01/01/2029(B)          93,441


             2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$    8,780,000  CA County Tobacco Securitization
                Agency                                                  5.830%(2)  06/01/2033   03/18/2015(B)  $    1,028,928
     2,670,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        0.000(3)   06/01/2021   03/15/2014(C)       2,505,047
     1,240,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        0.000(3)   06/01/2028   09/12/2018(B)       1,055,959
       410,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        5.000      06/01/2026   06/01/2014(B)         384,215
       150,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        5.100      06/01/2028   06/01/2017(A)         136,661
     2,000,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        5.125      06/01/2038   10/25/2020(B)       1,603,920
       270,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        5.500      06/01/2033   06/01/2011(B)         245,957
     7,225,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        5.750      06/01/2029   11/23/2011(B)       7,242,990
        25,000  CA County Tobacco Securitization
                Agency (TASC)                                           5.875      06/01/2027   12/25/2013(C)          25,023
       315,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        5.875      06/01/2035   03/28/2017(B)         275,335
       280,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        5.875      06/01/2043   08/27/2019(B)         220,912
     1,335,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        6.000      06/01/2029   06/01/2012(B)       1,338,338
     4,965,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        6.000      06/01/2035   05/01/2018(B)       4,412,445
       435,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        6.000      06/01/2042   01/01/2020(B)         363,238
    10,700,000  CA County Tobacco Securitization
                Agency (TASC)                                           6.068(2)   06/01/2046   09/09/2028(B)         360,162
    51,520,000  CA County Tobacco Securitization
                Agency (TASC)                                           6.192(2)   06/01/2050   01/02/2026(B)       1,184,445
        50,000  CA County Tobacco Securitization
                Agency (TASC)(1)                                        6.250      06/01/2037   06/11/2017(B)          45,779
       500,000  CA Dept. of Transportation COP(1)                       5.250      03/01/2016   03/01/2011(A)         501,845
        85,000  CA Dept. of Veterans Affairs Home
                Purchase(1)                                             5.200      12/01/2027   12/01/2010(A)          85,046
        60,000  CA Dept. of Veterans Affairs Home
                Purchase(1)                                             5.200      12/01/2028   12/01/2010(A)          60,049
       460,000  CA Dept. of Veterans Affairs Home
                Purchase                                                5.450      12/01/2019   12/01/2010(A)         475,493
       550,000  CA Dept. of Water Resources
                (Center Valley)(1)                                      5.250      07/01/2022   01/01/2011(A)         551,887
        20,000  CA Dept. of Water Resources
                (Center Valley)(1)                                      5.400      07/01/2012   01/01/2011(A)          20,082
     1,130,000  CA Educational Facilities Authority(1)                  5.125      04/01/2017   04/01/2011(A)       1,133,288
       250,000  CA Educational Facilities Authority
                (California College of Arts & Crafts)(1)                5.750      06/01/2025   06/01/2011(A)         250,558


             3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       25,000  CA Educational Facilities Authority
                (California College of Arts & Crafts)(1)                5.875%     06/01/2030   06/01/2011(A)  $       25,035
        25,000  CA Educational Facilities Authority
                (Dominican University of
                California/Harvey Mudd College
                Obligated Group)                                        5.500      03/01/2011   03/01/2011             25,089
        35,000  CA Educational Facilities Authority
                (Golden Gate University)(1)                             5.500      10/01/2018   04/01/2011(A)          35,012
        10,000  CA Educational Facilities Authority
                (Los Angeles College of
                Chiropractic)(1)                                        5.600      11/01/2017   10/12/2013(B)           8,563
       225,000  CA Educational Facilities Authority
                (Mills College)(1)                                      5.125      09/01/2022   03/01/2011(A)         225,135
       725,000  CA Educational Facilities Authority
                (Pooled University)(1)                                  5.250      04/01/2024   04/01/2011(A)         724,971
        50,000  CA Educational Facilities Authority
                (Stanford University)(1)                                5.125      01/01/2031   02/01/2011(A)          50,158
       310,000  CA Educational Facilities Authority
                (University Pacific)(1)                                 5.750      11/01/2030   11/01/2010(A)         310,285
       335,000  CA Financing Authority
                (Wastewater Improvement)(1)                             6.100      11/01/2033   12/17/2031(B)         312,699
        60,000  CA GO(1)                                                4.800      08/01/2014   02/15/2011(A)          60,158
        25,000  CA GO(1)                                                5.000      06/01/2017   12/01/2010(A)          25,066
        25,000  CA GO(1)                                                5.000      06/01/2019   12/01/2010(A)          25,066
         5,000  CA GO(1)                                                5.000      06/01/2019   06/01/2011(A)           5,107
         5,000  CA GO(1)                                                5.000      02/01/2021   02/01/2011(A)           5,013
       100,000  CA GO(1)                                                5.000      11/01/2022   11/01/2010(A)         101,668
        75,000  CA GO(1)                                                5.000      10/01/2023   04/01/2011(A)          75,209
        10,000  CA GO(1)                                                5.000      10/01/2023   04/01/2011(A)          10,028
        45,000  CA GO(1)                                                5.000      02/01/2025   02/01/2011(A)          45,125
        10,000  CA GO(1)                                                5.000      02/01/2025   02/01/2011(A)          10,006
        25,000  CA GO(1)                                                5.125      10/01/2027   04/01/2011(A)          25,014
       105,000  CA GO(1)                                                5.250      06/01/2011   12/01/2010(A)         105,445
        25,000  CA GO(1)                                                5.250      10/01/2013   04/01/2011(A)          25,422
        20,000  CA GO(1)                                                5.250      06/01/2016   12/01/2010(A)          20,061
        25,000  CA GO(1)                                                5.250      04/01/2018   04/02/2011(A)          25,071
        10,000  CA GO(1)                                                5.250      04/01/2019   04/02/2011(A)          10,029
        10,000  CA GO(1)                                                5.250      04/01/2021   04/02/2011(A)          10,029
       160,000  CA GO(1)                                                5.250      06/01/2021   12/01/2010(A)         160,486
        10,000  CA GO(1)                                                5.250      02/01/2029   02/01/2013(A)          10,171
        10,000  CA GO(1)                                                5.250      02/01/2030   02/01/2012(A)          10,092
        15,000  CA GO(1)                                                5.300      09/01/2011   03/01/2011(A)          15,241
        15,000  CA GO(1)                                                5.375      06/01/2026   12/01/2010(A)          15,014
        75,000  CA GO(1)                                                5.500      06/01/2013   12/02/2010(A)          75,267
        65,000  CA GO(1)                                                5.500      06/01/2014   12/01/2010(A)          65,209


             4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       55,000  CA GO(1)                                                5.500%     04/01/2015   04/01/2011(A)  $       55,845
        30,000  CA GO(1)                                                5.500      04/01/2019   04/01/2011(A)          30,490
        15,000  CA GO(1)                                                5.500      03/01/2020   03/01/2011(A)          15,208
        25,000  CA GO(1)                                                5.500      03/01/2020   03/01/2011(A)          25,347
        25,000  CA GO(1)                                                5.500      10/01/2022   04/01/2011(A)          25,407
         5,000  CA GO(1)                                                5.600      09/01/2021   03/01/2011(A)           5,067
        65,000  CA GO(1)                                                5.600      09/01/2021   03/01/2011(A)          65,868
        70,000  CA GO(1)                                                5.625      10/01/2021   04/01/2011(A)          71,180
       140,000  CA GO(1)                                                5.625      10/01/2023   04/01/2011(A)         142,353
        10,000  CA GO(1)                                                5.625      09/01/2024   03/01/2011(A)          10,135
        15,000  CA GO(1)                                                5.625      10/01/2026   04/01/2011(A)          15,205
         5,000  CA GO(1)                                                5.750      03/01/2012   03/01/2011(A)           5,083
        35,000  CA GO(1)                                                5.750      03/01/2015   03/01/2011(A)          35,515
     4,780,000  CA GO(1)                                                5.750      11/01/2017   11/01/2010(A)       4,873,927
        35,000  CA GO(1)                                                5.750      11/01/2017   11/01/2010(A)          35,688
        25,000  CA GO(1)                                                5.800      06/01/2013   12/01/2010(A)          25,095
       230,000  CA GO(1)                                                5.900      04/01/2023   04/01/2011(A)         234,138
     1,410,000  CA GO(1)                                                5.900      04/01/2023   04/01/2011(A)       1,435,366
        75,000  CA GO(1)                                                5.900      03/01/2025   03/01/2011(A)          76,086
        10,000  CA GO(1)                                                6.000      05/01/2011   11/01/2010(A)          10,276
        25,000  CA GO(1)                                                6.000      05/01/2012   11/01/2010(A)          25,639
        15,000  CA GO(1)                                                6.000      10/01/2014   04/01/2011(A)          15,275
        20,000  CA GO(1)                                                6.000      08/01/2015   02/01/2011(A)          20,235
        20,000  CA GO(1)                                                6.000      05/01/2018   11/01/2010(A)          20,419
         5,000  CA GO(1)                                                6.000      08/01/2019   02/01/2011(A)           5,059
        50,000  CA GO(1)                                                6.000      10/01/2021   04/01/2011(A)          50,973
        85,000  CA GO(1)                                                6.000      08/01/2024   02/01/2011(A)          85,960
     4,000,000  CA GO(1)                                                6.000      03/01/2033   03/01/2020(A)       4,602,960
       605,000  CA GO(1)                                                6.250      10/01/2019   04/01/2011(A)         617,173
       905,000  CA GO(1)                                                6.250      10/01/2019   04/01/2011(A)         923,209
        25,000  CA Golden State Tobacco
                Securitization Corp.                                    5.000      06/01/2020   12/01/2010(A)          25,009
     2,080,000  CA Golden State Tobacco
                Securitization Corp. (TASC)(1)                          4.500      06/01/2027   12/30/2015(B)       1,887,080
       500,000  CA Golden State Tobacco
                Securitization Corp. (TASC)                             5.000      06/01/2018   12/01/2010(A)         500,275
       145,000  CA Health Facilities Financing
                Authority (Catholic Healthcare
                West)(1)                                                5.000      07/01/2021   01/01/2011(A)         145,083
       135,000  CA Health Facilities Financing
                Authority (Catholic Healthcare
                West)(1)                                                5.125      07/01/2024   07/01/2011(A)         135,053
       160,000  CA Health Facilities Financing
                Authority (Catholic Healthcare
                West)(1)                                                5.250      07/01/2023   01/01/2011(A)         160,125


             5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       30,000  CA Health Facilities Financing
                Authority (Catholic Healthcare
                West)(1)                                                5.250%     07/01/2023   01/01/2011(A)  $       30,019
     1,500,000  CA Health Facilities Financing
                Authority (Catholic Healthcare
                West)(1)                                                5.375      07/01/2021   07/01/2014(A)       1,570,230
       130,000  CA Health Facilities Financing
                Authority (Catholic Healthcare
                West)(1)                                                6.000      07/01/2013   01/01/2011(A)         130,433
        60,000  CA Health Facilities Financing
                Authority (Cedars-Sinai Medical
                Center)(1)                                              5.250      08/01/2027   08/01/2011(A)          60,020
        40,000  CA Health Facilities Financing
                Authority (Downey Community
                Hospital)                                               5.750      05/15/2015   08/04/2012(B)          26,582
        50,000  CA Health Facilities Financing
                Authority (Fellowship Homes)(1)                         6.000      09/01/2019   03/11/2011(A)          50,083
        10,000  CA Health Facilities Financing
                Authority (FF/OCTC/SCADP
                Obligated Group)(1)                                     6.500      12/01/2022   12/01/2010(A)          10,014
     2,000,000  CA Health Facilities Financing
                Authority (Kaiser Permanente)(1)                        5.400      05/01/2028   11/01/2010(A)       2,007,140
        20,000  CA Health Facilities Financing
                Authority (Marshall Hospital)(1)                        5.125      11/01/2012   12/01/2010(A)          20,051
        85,000  CA Health Facilities Financing
                Authority (Mercy Senior Hsg.)(1)                        5.800      12/01/2018   12/01/2010(A)          85,139
       500,000  CA Health Facilities Financing
                Authority (Northern California
                Presbyterian Homes & Services)(1)                       5.125      07/01/2018   11/22/2010(A)         500,235
     1,050,000  CA Health Facilities Financing
                Authority (Pomona Valley Hospital
                Medical Center)(1)                                      5.625      07/01/2019   01/01/2011(A)       1,050,788
        30,000  CA Health Facilities Financing
                Authority (Providence Health
                System-Southern California)(1)                          5.500      10/01/2013   04/01/2011(A)          30,100
        35,000  CA Health Facilities Financing
                Authority (San Fernando Valley
                Community Mental Health Center)(1)                      5.250      06/01/2023   12/01/2010(A)          35,014
        50,000  CA Health Facilities Financing
                Authority (Sunny View Lutheran
                Home)(1)                                                5.100      01/01/2024   01/01/2011(A)          50,008
         5,000  CA Health Facilities Financing
                Authority (Sutter Health)(1)                            5.000      08/15/2017   02/01/2011(A)           5,010
       335,000  CA Health Facilities Financing
                Authority (Sutter Health)(1)                            5.125      08/15/2022   02/01/2011(A)         335,429
       520,000  CA Health Facilities Financing
                Authority (Sutter Health)(1)                            5.350      08/15/2028   08/15/2011(A)         522,865
        30,000  CA Health Facilities Financing
                Authority (Sutter Health)(1)                            5.375      08/15/2030   02/15/2011(A)          30,016


             6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       30,000  CA Health Facilities Financing
                Authority (Victor Valley Community
                Hospital)(1)                                            5.375%     07/01/2012   07/01/2011(A)  $       30,085
        20,000  CA HFA                                                  8.037(2)   08/01/2015   04/14/2011(B)          12,770
       220,000  CA HFA                                                  8.074(2)   02/01/2015   02/11/2011(B)         150,278
     5,105,000  CA HFA (Home Mtg.)(1)                                   5.000      08/01/2037   07/25/2012(C)       5,216,442
     4,775,000  CA HFA (Home Mtg.)(4)                                   5.500      02/01/2042   01/01/2013(B)       4,878,687
     3,605,000  CA HFA (Home Mtg.)(1)                                   5.500      02/01/2042   06/26/2012(C)       3,683,265
    13,520,000  CA HFA (Home Mtg.)(1)                                   5.500      08/01/2042   09/01/2012(C)      13,396,427
       300,000  CA HFA (Home Mtg.)(1)                                   5.750      08/01/2023   02/01/2018(A)         312,822
        55,000  CA HFA (Multifamily Hsg.)                               5.375      08/01/2028   01/06/2026(B)          54,991
     2,055,000  CA HFA (Multifamily Hsg.)(1)                            5.400      08/01/2018   02/01/2011(A)       2,056,623
        40,000  CA HFA (Multifamily Hsg.)(1)                            5.400      08/01/2018   02/01/2011(A)          40,032
       670,000  CA HFA (Multifamily Hsg.)(1)                            5.450      08/01/2028   02/01/2011(A)         670,141
       630,000  CA HFA (Multifamily Hsg.)(1)                            5.950      08/01/2028   02/01/2011(A)         630,372
       390,000  CA HFA (Multifamily Hsg.)(1)                            6.050      08/01/2016   02/01/2011(A)         390,710
     2,940,000  CA HFA (Multifamily Hsg.)(1)                            6.050      08/01/2027   02/01/2011(A)       2,965,049
        25,000  CA HFA (Multifamily Hsg.)(1)                            6.050      08/01/2038   02/01/2011(A)          25,011
     2,525,000  CA HFA (Multifamily Hsg.)(1)                            6.150      08/01/2022   02/01/2011(A)       2,528,813
     2,250,000  CA Hi-Desert Memorial Health Care
                District(1)                                             5.500      10/01/2015   04/01/2011(A)       2,251,823
        15,000  CA Hi-Desert Memorial Health Care
                District(1)                                             5.500      10/01/2019   10/01/2011(A)          14,628
     1,000,000  CA Infrastructure and Economic
                Devel. (Kaiser Assistance Corp.)(1)                     5.500      08/01/2031   08/01/2013(A)       1,022,710
     3,000,000  CA Infrastructure and Economic
                Devel. (Scripps Research Institute)(1)                  5.750      07/01/2030   01/01/2011(A)       3,003,240
        15,000  CA Infrastructure and Economic
                Devel. (Stockton Port District)(1)                      5.375      07/01/2022   02/23/2020(B)          13,317
     1,225,000  CA Inland Empire Tobacco
                Securitization Authority(1)                             5.000      06/01/2021   09/19/2013(B)       1,055,387
       345,000  CA Intercommunity Hospital
                Financing Authority COP(1)                              5.250      11/01/2019   11/01/2010(A)         345,093
        35,000  CA M-S-R Public Power Agency (San
                Juan)(1)                                                6.000      07/01/2022   01/01/2011(A)          37,599
        10,000  CA Maritime Infrastructure
                Authority (Santa Cruz Port District)(1)                 5.750      05/01/2024   04/17/2020(B)           9,735
        30,000  CA Pollution Control Financing
                Authority (Sacramento Biosolids
                Facility)(1)                                            5.300      12/01/2017   06/24/2016(B)          27,882
       340,000  CA Pollution Control Financing
                Authority (Sacramento Biosolids
                Facility)(1)                                            5.500      12/01/2024   07/27/2022(B)         285,957
       195,000  CA Pollution Control Financing
                Authority (San Diego Gas & Electric
                Company)(1)                                             5.850      06/01/2021   12/01/2010(A)         195,622


             7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$      460,000  CA Pollution Control Financing
                Authority (San Diego Gas & Electric
                Company)(1)                                             5.850%     06/01/2021    12/01/2010(A) $      461,467
       845,000  CA Pollution Control Financing
                Authority (San Diego Gas & Electric
                Company)(1)                                             5.850      06/01/2021   12/01/2010(A)         847,696
        20,000  CA Pollution Control Financing
                Authority (Southern California
                Edison Company)(1)                                      5.550      09/01/2031   09/01/2011(A)          20,035
       545,000  CA Pollution Control Financing
                Authority (Southern California
                Water Company)(1)                                       5.500      12/01/2026   12/01/2010(A)         545,251
        85,000  CA Pollution Control Financing
                Authority (West Coast Resource
                Recovery)(1)                                            5.125      01/01/2014   01/01/2011(A)          85,170
       105,000  CA Public Works(1)                                      5.250      12/01/2013   12/01/2010(A)         105,339
       100,000  CA Public Works (CA Community
                Colleges)(1)                                            5.250      12/01/2014   12/01/2010(A)         100,237
       120,000  CA Public Works (CA Community
                Colleges)(1)                                            5.250      12/01/2015   12/01/2010(A)         120,252
       125,000  CA Public Works (CA Community
                Colleges)(1)                                            5.250      09/01/2019   03/01/2011(A)         125,281
       140,000  CA Public Works (California
                Community College)                                      5.375      03/01/2011   03/01/2011            140,531
       330,000  CA Public Works (California Science
                Center)(1)                                              5.250      10/01/2017   04/01/2011(A)         330,743
        50,000  CA Public Works (California State
                University)(1)                                          5.375      10/01/2017   04/01/2011(A)          50,118
     1,200,000  CA Public Works (California State
                University)(1)                                          5.400      12/01/2016   12/01/2010(A)       1,202,316
        40,000  CA Public Works (California State
                University)(1)                                          5.450      09/01/2014   09/01/2011(A)          40,119
        25,000  CA Public Works (Dept. of
                Corrections)(1)                                         5.000      09/01/2018   09/01/2011(A)          25,027
        25,000  CA Public Works (Dept. of
                Corrections)(1)                                         5.000      09/01/2021   03/01/2011(A)          25,010
       100,000  CA Public Works (Dept. of
                Corrections)(1)                                         5.250      09/01/2015   09/01/2011(A)         100,200
        40,000  CA Public Works (Dept. of
                Corrections)(1)                                         5.625      10/01/2020   04/01/2011(A)          40,101
       110,000  CA Public Works (Dept. of Food &
                Agriculture)(1)                                         5.400      06/01/2013   12/01/2010(A)         110,322
     1,000,000  CA Public Works (Dept. of Health
                Services)(1)                                            5.500      11/01/2015   11/01/2010(A)       1,008,200
       150,000  CA Public Works (Dept. of Youth
                Authority)(1)                                           5.375      10/01/2015   04/01/2011(A)         150,312
     1,500,000  CA Public Works (State Archives Building
                Complex)(1)                                             5.375      12/01/2012   12/01/2010(A)       1,504,620


             8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$      135,000  CA Public Works (State
                Universities)(1)                                        5.250%     12/01/2013   12/01/2010(A)  $      135,417
        35,000  CA Public Works (State
                Universities)(1)                                        5.400      10/01/2022   04/01/2011(A)          35,083
     1,330,000  CA Public Works (State
                Universities)(1)                                        5.500      12/01/2018   12/01/2010(A)       1,333,245
       100,000  CA Public Works (Various
                Community Colleges)(1)                                  5.375      03/01/2013   03/01/2011(A)         100,294
       555,000  CA Public Works (Various
                Community Colleges)(1)                                  5.375      03/01/2014   03/01/2011(A)         556,848
        20,000  CA Public Works (Various
                Community Colleges)                                     5.500      09/01/2011   03/01/2011(A)          20,076
        50,000  CA Public Works (Various
                Community Colleges)(1)                                  5.600      04/01/2014   04/01/2011(A)          50,130
       350,000  CA Public Works (Various
                Community Colleges)                                     5.625      03/01/2011   03/01/2011            351,393
     2,630,000  CA Public Works (Various
                Community Colleges)(1)                                  5.625      03/01/2016   03/01/2011(A)       2,635,733
     4,695,000  CA Public Works (Various
                Community Colleges)(1)                                  5.625      03/01/2016   03/01/2011(A)       4,705,235
     1,595,000  CA Public Works (Various
                Community Colleges)(1)                                  5.625      03/01/2019   03/01/2011(A)       1,599,035
        70,000  CA Public Works (Various State
                Universities)(1)                                        5.200      12/01/2012   12/01/2010(A)          70,242
       200,000  CA Public Works (Various State
                Universities)(1)                                        5.300      12/01/2014   12/01/2010(A)         200,654
        75,000  CA Public Works (Various State
                Universities)(1)                                        5.350      12/01/2015   12/01/2010(A)          75,238
       255,000  CA Public Works (Various State
                Universities)(1)                                        5.375      12/01/2019   12/01/2010(A)         255,599
        50,000  CA Public Works (Various State
                Universities)(1)                                        5.400      10/01/2022   04/01/2011(A)          50,119
       100,000  CA Public Works (Various State
                Universities)(1)                                        5.400      10/01/2022   04/01/2011(A)         100,329
        10,000  CA Public Works (Various State
                Universities)(1)                                        5.500      09/01/2015   03/01/2011(A)          10,022
        75,000  CA River Highlands Community
                Services District                                       7.750      09/02/2020   04/27/2016(B)          39,192
        15,000  CA River Highlands Community
                Services District                                       8.125      09/02/2020   03/02/2011(A)           7,837
        85,000  CA Rural Home Mtg. Finance
                Authority (Single Family Mtg.),
                Series A(1)                                             6.350      12/01/2029   09/15/2014(C)          94,109
        10,000  CA Rural Home Mtg. Finance
                Authority (Single Family Mtg.),
                Series A(1)                                             7.000      09/01/2029   03/02/2013(C)          10,176
        50,000  CA Special Districts Finance Program
                COP(1)                                                  5.250      12/01/2026   12/01/2010(A)          50,040


             9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       25,000  CA Statewide CDA(1)                                     6.625%     09/01/2027   10/16/2025(B)  $       24,998
         5,000  CA Statewide CDA(1)                                     7.000      07/01/2022   01/01/2011(A)           5,004
        85,000  CA Statewide CDA (Bouquet
                Canyon)(1)                                              5.300      07/01/2018   01/01/2011(A)          85,107
        70,000  CA Statewide CDA (California Odd
                Fellow Hsg.)(1)                                         5.375      10/01/2013   04/01/2011(A)          70,182
       740,000  CA Statewide CDA (Childrens
                Hospital Los Angeles)(1)                                5.250      08/15/2029   08/15/2011(A)         741,339
     2,000,000  CA Statewide CDA
                (CVHP/CVMC/FH Obligated
                Group) COP(1)                                           5.500      04/01/2013   04/01/2011(A)       2,004,120
       980,000  CA Statewide CDA (Daughters of
                Charity Health System/St. Francis
                Medical Center Obligated Group)(1)                      5.250      07/01/2025   11/07/2018(B)         954,510
       500,000  CA Statewide CDA (East Tabor
                Apartments)(1)                                          6.850      08/20/2036   02/20/2011(A)         527,705
       435,000  CA Statewide CDA (Eastfield Ming
                Quong)(1)                                               5.625      06/01/2020   12/01/2010(A)         435,461
        45,000  CA Statewide CDA (Escrow Term)(1)                       6.750      09/01/2037   09/01/2014(A)          45,190
       250,000  CA Statewide CDA (Fairfield
                Apartments)(1)                                          6.500      01/01/2016   06/08/2013(B)         252,150
         5,000  CA Statewide CDA (GP Steinbeck)(1)                      5.700      09/20/2019   03/20/2011(A)           5,208
        85,000  CA Statewide CDA (GP Steinbeck)                         5.897(2)   09/20/2027   09/20/2014(A)          32,068
        15,000  CA Statewide CDA (John Muir
                Health)(1)                                              5.125      08/15/2017   02/15/2011(A)          15,015
       100,000  CA Statewide CDA (LA Orthopedic
                Hospital Foundation)                                    5.250      06/01/2015   12/01/2010(A)         100,146
     1,190,000  CA Statewide CDA (LA Orthopedic
                Hospital Foundation)                                    5.500      06/01/2019   12/01/2010(A)       1,190,774
        50,000  CA Statewide CDA (LA Orthopedic
                Hospital Foundation/Orthopedic
                Hospital Obligated Group)                               5.500      06/01/2018   06/01/2011(A)          50,039
       250,000  CA Statewide CDA (Live Oak
                School)(1)                                              6.750      10/01/2030   10/01/2012(A)         251,340
       100,000  CA Statewide CDA (Multifamily)                          5.696(2)   09/20/2021   09/20/2011(A)          54,125
       100,000  CA Statewide CDA (Multifamily)                          5.744(2)   09/20/2023   09/20/2011(A)          47,989
       150,000  CA Statewide CDA (Quail Ridge
                Apartments)(1)                                          5.375      07/01/2032   11/26/2029(B)         120,731
       430,000  CA Statewide CDA (Rio Bravo)(1)                         6.300      12/01/2018   02/19/2014(B)         399,857
       100,000  CA Statewide CDA (Sutter
                Health/Alta Bates Medical
                Center/East Bay Perinatal Center
                Obligated Group)(1)                                     5.750      08/15/2027   08/05/2011(A)         100,351
       560,000  CA Statewide CDA (Sycamore)(1)                          6.000      03/20/2038   03/20/2013(A)         603,344
        25,000  CA Statewide CDA Community
                Facilities District(1)                                  6.350      09/01/2021   09/01/2014(A)          25,336


             10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$        5,000  CA Statewide CDA COP
                (CVHP/CVMC/FH Obligated
                Group)(1)                                               5.000%     04/01/2018   04/01/2011(A)  $        5,001
        45,000  CA Statewide CDA COP
                (CVHP/CVMC/FH Obligated
                Group)(1)                                               5.125      04/01/2023   05/07/2021(B)          44,100
       100,000  CA Statewide CDA COP (Sutter
                Health)(1)                                              5.500      08/15/2018   02/15/2011(A)         100,351
       100,000  CA Statewide CDA COP (Sutter
                Health)(1)                                              5.500      08/15/2031   02/15/2011(A)         100,038
        20,000  CA Statewide CDA Special Tax
                Community Facilities District No.
                2007-1 (Orinda)(1)                                      5.300      09/01/2017   09/01/2017             19,621
        35,000  CA Statewide CDA Water &
                Wastewater(1)                                           5.700      10/01/2024   04/01/2011(A)          35,127
       875,000  CA Statewide Financing Authority
                Tobacco Settlement (TASC)(1)                            5.625      05/01/2029   07/08/2013(C)         875,184
     1,464,000  CA Statewide Financing Authority
                Tobacco Settlement (TASC)(1)                            5.625      05/01/2029   12/13/2012(C)       1,464,307
       250,000  CA Statewide Financing Authority
                Tobacco Settlement (TASC)(1)                            6.000      05/01/2037   10/01/2017(C)         221,413
       180,000  CA Veterans GO(1)                                       5.300      12/01/2029   06/01/2011(A)         180,023
        35,000  CA Veterans GO, Series BZ(1)                            5.350      12/01/2021   12/01/2010(A)          35,022
        10,000  CA Water Resource Devel. GO,
                Series P                                                5.800      06/01/2011   12/01/2010(A)          10,044
        25,000  CA Water Resource Devel. GO,
                Series P(1)                                             5.800      06/01/2014   12/01/2010(A)          25,087
        50,000  CA Water Resource Devel. GO,
                Series Q(1)                                             5.000      03/01/2016   03/01/2011(A)          50,133
        35,000  CA Western Hills Water District
                Special Tax(1)                                          5.000      09/01/2014   03/25/2013(B)          29,214
        65,000  CA Western Hills Water District
                Special Tax (Diablo Grande
                Community Facilities)(1)                                4.000      09/01/2011   09/01/2011             62,022
        25,000  CA Western Hills Water District
                Special Tax (Diablo Grande
                Community Facilities)(1)                                4.650      09/01/2014   09/01/2014             20,596
       120,000  CA Western Hills Water District
                Special Tax (Diablo Grande
                Community Facilities)(1)                                6.000      09/01/2024   06/21/2021(B)          77,393
        50,000  CA Western Hills Water District
                Special Tax (Diablo Grande
                Community Facilities)(1)                                6.125      09/01/2031   03/23/2029(B)          29,515
       115,000  CA Western Hills Water District
                Special Tax (Diablo Grande
                Community Facilities)(1)                                6.750      09/01/2022   06/06/2018(B)          82,931
        45,000  CA Western Hills Water District
                Special Tax (Diablo Grande
                Community Facilities)(1)                                6.875      09/01/2031   04/30/2027(B)          29,254


             11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$      310,000  CA William S. Hart Union School
                District(1)                                             6.000%     09/01/2027   09/01/2012(A)  $      312,458
        10,000  Calabasas, CA Special Tax
                Community Facilities District 98-1(1)                   5.750      09/01/2028   06/18/2025(B)           9,580
        45,000  California City, CA Redevel. Agency
                Tax Allocation(1)                                       7.000      09/01/2015   02/01/2011(A)          45,096
        60,000  Campbell, CA (Civic Center) COP(1)                      5.250      10/01/2028   04/01/2011(A)          60,181
        25,000  Campbell, CA Improvement Bond
                Act 1915 (Dillon-Gilman Local
                Improvement District)(1)                                7.150      09/02/2012   03/02/2011(A)          26,054
        60,000  Camrosa, CA Water District                              5.500      01/15/2011   01/01/2011(A)          60,214
        15,000  Canyon Lake, CA COP (Railroad
                Canyon Road)(1)                                         7.375      06/01/2014   12/01/2010(A)          15,062
        40,000  Capistrano, CA Unified School
                District (Education & Support
                Facilities) COP(1)                                      5.250      12/01/2026   12/01/2010(A)          40,124
        75,000  Capistrano, CA Unified School
                District (Las Flores)(1)                                5.000      09/01/2023   03/01/2011(A)          75,038
        50,000  Capistrano, CA Unified School
                District School Facilities
                Improvement District No. 1                              6.000      08/01/2024   02/01/2011(A)          50,695
        80,000  Carlsbad, CA Improvement Bond
                Act 1915(1)                                             5.550      09/02/2028   03/02/2011(A)          80,061
       120,000  Carlsbad, CA Improvement Bond
                Act 1915(1)                                             5.950      09/02/2025   09/02/2012(A)         121,825
        30,000  Carlsbad, CA Improvement Bond
                Act 1915(1)                                             6.000      09/02/2022   03/02/2011(A)          30,109
        90,000  Carson, CA Improvement Bond Act
                1915(1)                                                 7.375      09/02/2022   03/02/2011(A)          90,295
        40,000  Castaic, CA Union School District
                Community Facilities District
                No. 92-1(1)                                             8.500      10/01/2013   04/01/2011(A)          40,772
     2,750,000  Castaic, CA Union School District
                Community Facilities District
                No. 92-1(1)                                             9.000      10/01/2019   04/01/2011(A)       2,788,363
        70,000  Cathedral City, CA Improvement
                Bond Act 1915(1)                                        5.950      09/02/2034   05/03/2032(B)          70,082
        50,000  Cathedral City, CA Special Tax
                Community Facilities District No. 1(1)                  6.625      09/01/2023   09/25/2022(B)          47,571
        50,000  Cathedral City, CA Special Tax
                Community Facilities District No. 1(1)                  6.700      09/01/2030   01/09/2028(B)          45,898
        15,000  Central CA Unified School District(1)                   5.625      03/01/2018   03/01/2011(A)          15,239
        35,000  Chico, CA Improvement Bond Act
                1915 (Mission Ranch)(1)                                 6.625      09/02/2011   09/02/2011             35,750
        95,000  Chico, CA Improvement Bond Act
                1915 (Mission Ranch)(1)                                 6.625      09/02/2012   09/02/2012             98,548
       100,000  Chico, CA Improvement Bond Act
                1915 (Mission Ranch)(1)                                 6.625      09/02/2013   09/02/2011(A)         103,619


             12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       55,000  Chino, CA Community Facilities
                District Special Tax(1)                                 5.750%     09/01/2034   10/11/2032(B)  $       52,994
        25,000  Chowchilla, CA Improvement Bond
                Act 1915(1)                                             6.700      09/02/2027   09/02/2014(A)          25,470
        55,000  Chula Vista, CA Community
                Facilities District (Eastlake Woods)(1)                 5.700      09/01/2016   09/01/2013(A)          56,893
        15,000  Chula Vista, CA Community
                Facilities District (Eastlake Woods)(1)                 6.100      09/01/2021   09/01/2013(A)          15,436
        10,000  Chula Vista, CA Improvement Bond
                Act 1915 Assessment District No. 94-
                1 (Eastlake)(1)                                         7.000      09/02/2015   09/02/2011(A)          10,383
        25,000  Colton, CA Community Facilities
                District Special Tax(1)                                 5.800      09/01/2018   03/01/2011(A)          25,015
       175,000  Colton, CA Joint Unified School
                District(1)                                             5.700      09/01/2034   10/17/2030(B)         154,215
        50,000  Colton, CA Joint Unified School
                District COP(1)                                         5.100      06/01/2020   12/01/2010(A)          50,040
        50,000  Colton, CA Public Financing
                Authority, Series B(1)                                  5.875      08/01/2027   04/28/2017(B)          46,930
        20,000  Colton, CA Redevel. Agency (West
                Valley)(1)                                              6.375      09/01/2035   01/23/2032(B)          19,193
       100,000  Compton, CA Sewer(1)                                    5.375      09/01/2023   03/01/2011(A)         100,064
     1,170,000  Contra Costa County, CA Public
                Financing Authority (Pleasant Hill
                Bart)(1)                                                5.125      08/01/2019   08/01/2011(A)       1,181,103
         5,000  Contra Costa County, CA Special
                Tax Community Facilities District(1)                    5.580      08/01/2016   02/01/2011(A)           5,013
        25,000  Contra Costa, CA Community
                College District COP (Diablo Valley
                College)(1)                                             6.000      06/01/2021   12/01/2010(A)          25,054
       100,000  Corona, CA Redevel. Agency Tax
                Allocation                                              5.400      09/01/2011   03/01/2011(A)         100,342
        25,000  Corona, CA Redevel. Agency Tax
                Allocation(1)                                           5.500      09/01/2016   03/01/2011(A)          25,056
        15,000  Corona-Norco, CA Unified School
                District(1)                                             5.625      09/01/2033   01/09/2030(B)          13,440
        55,000  Corona-Norco, CA Unified School
                District(1)                                             5.750      09/01/2014   03/01/2011(A)          55,129
       100,000  Corona-Norco, CA Unified School
                District Community Facilities District
                No. 06-1(1)                                             6.000      09/01/2027   09/01/2017(A)         100,882
        20,000  Costa Mesa, CA COP(1)                                   5.750      12/01/2012   12/01/2010(A)          20,087
       220,000  Covina, CA COP Water System(1)                          5.450      10/01/2016   10/01/2011(A)         222,761
        55,000  Crescent City, CA Public Financing
                Authority(1)                                            7.750      09/15/2012   03/15/2011(A)          55,191
        25,000  Culver City, CA Redevel. Finance
                Authority(1)                                            5.500      11/01/2014   06/27/2012(C)          25,801


             13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       20,000  Cypress, CA Improvement Bond Act
                1915 (Business and Professional
                Center)(1)                                              5.700%     09/02/2022   08/17/2018(B)  $       19,178
        20,000  Davis, CA Joint Unified School
                District Special Tax(1)                                 5.300      08/15/2024   02/15/2011(A)          20,026
        10,000  Del Mar, CA Unified School District(1)                  5.875      09/01/2029   09/01/2013(A)           9,926
        40,000  Dixon, CA Public Financing Authority(1)                 5.150      09/02/2020   03/02/2011(A)          40,028
        35,000  Dixon, CA Public Financing Authority(1)                 5.700      09/02/2020   03/02/2011(A)          34,908
       480,000  Downey, CA Community Devel.
                Commission Tax Allocation
                (Downey Redevel.)(1)                                    5.125      08/01/2020   02/01/2011(A)         480,874
     1,000,000  Duarte, CA COP (Hope National
                Medical Center)(1)                                      5.250      04/01/2019   04/01/2011(A)       1,007,450
       195,000  Duarte, CA Hsg. (Heritage Park
                Apartments)(1)                                          5.850      05/01/2030   12/01/2010(A)         195,197
        40,000  Eastern CA Municipal Water District
                Community Facilities Special Tax(1)                     6.375      09/01/2027   03/01/2011(A)          40,032
       250,000  Eastern CA Municipal Water District
                Community Facilities Special Tax(1)                     6.375      09/01/2037   03/01/2011(A)         254,675
        90,000  Eastern CA Municipal Water District
                Community Facilities Special Tax
                (Crown Valley Village)(1)                               5.500      09/01/2028   09/14/2027(B)          80,919
        65,000  Eastern CA Municipal Water District
                Community Facilities Special Tax
                (Crown Valley Village)(1)                               5.625      09/01/2034   04/30/2032(B)          57,257
        50,000  Eastern CA Municipal Water District
                Community Facilities Special Tax
                (Promontory Park)(1)                                    5.500      09/01/2024   03/24/2023(B)          49,001
        15,000  Eastern CA Municipal Water District
                Improvement Bond Act 1915(1)                            5.750      09/02/2020   09/02/2012(A)          15,058
        50,000  El Dorado County, CA Special Tax(1)                     6.250      09/01/2029   03/01/2011(A)          50,120
        25,000  Emeryville, CA Public Financing
                Authority(1)                                            6.100      09/01/2012   03/01/2011(A)          25,082
       145,000  Emeryville, CA Public Financing
                Authority(1)                                            6.200      09/01/2025   03/01/2011(A)         145,160
        20,000  Encinitas, CA Improvement Bond
                Act 1915(1)                                             6.900      09/02/2017   12/20/2013(B)          19,901
        15,000  Fairfield, CA Improvement Bond Act
                1915 (Green Valley Road/Mangels
                Blvd.)(1)                                               7.375      09/02/2018   09/02/2011(A)          15,546
        15,000  Florin, CA Resource Conservation
                District COP                                            6.000      02/01/2029   04/03/2027(B)          14,142
        10,000  Folsom, CA Improvement Bond Act
                1915(1)                                                 6.500      09/02/2013   03/01/2011(A)          10,092
        25,000  Folsom, CA Public Financing
                Authority(1)                                            5.400      09/02/2020   08/14/2017(B)          23,827


             14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       25,000  Folsom, CA Public Financing
                Authority(1)                                            5.625%     09/02/2020   06/15/2017(B)  $       24,849
        30,000  Folsom, CA Special Tax Community
                Facilities District No. 7(1)                            6.000      09/01/2024   08/22/2020(B)          30,335
       250,000  Fontana, CA Redevel. Agency
                (Southwest Industrial Park)(1)                          5.000      09/01/2022   09/01/2011(A)         250,088
       265,000  Fontana, CA Special Tax (Citrus)(1)                     5.000      09/01/2020   09/01/2020            247,181
     2,300,000  Fontana, CA Special Tax Community
                Facilities District No. 2-A(1)                          5.250      09/01/2017   03/01/2011(A)       2,326,588
        10,000  Fontana, CA Special Tax Community
                Facilities District No. 4(1)                            7.125      10/01/2015   04/01/2011(A)          10,133
     1,000,000  Foothill, CA Eastern Transportation
                Corridor Agency Toll Road(1)                            5.375      01/15/2015   01/15/2012(A)       1,002,040
     1,500,000  Foothill, CA Eastern Transportation
                Corridor Agency Toll Road(1)                            5.875      01/15/2026   01/15/2016(A)       1,524,975
        50,000  Foothill, CA Eastern Transportation
                Corridor Agency Toll Road)                              5.375      01/15/2014   01/15/2014             50,296
     1,175,000  Fresno, CA Airport(1)                                   5.800      07/01/2030   07/01/2011(A)       1,180,617
        25,000  Fresno, CA Unified School District
                COP(1)                                                  4.625      05/01/2011   11/01/2010(A)          25,496
        25,000  Fullerton, CA Community Facilities
                District No. 1 Special Tax (Amerige
                Heights)(1)                                             6.200      09/01/2032   09/01/2012(A)          25,745
        80,000  Fullerton, CA School District Special
                Tax(1)                                                  6.300      09/01/2023   09/01/2013(A)          82,802
        10,000  Galt, CA Improvement Bond Act
                1915(1)                                                 5.900      09/02/2022   09/02/2022             10,008
        25,000  Galt, CA Improvement Bond Act
                1915                                                    8.450      09/02/2011   09/02/2011             25,010
        20,000  Granada, CA Sanitation District
                Improvement Bond Act 1915(1)                            6.125      09/02/2022   03/02/2011(A)          20,015
        15,000  Greenfield, CA Redevel. Agency(1)                       6.000      02/01/2029   02/01/2029             14,296
       200,000  Hamilton, CA Union High School
                District(1)                                             5.250      08/01/2023   02/01/2011(A)         200,228
     3,220,000  Hawthorne, CA Community Redevel.
                Agency Special Tax(1)                                   6.125      10/01/2025   10/01/2015(A)       3,409,561
       150,000  Hawthorne, CA Parking Authority(1)                      8.000      09/01/2015   03/01/2011(A)         151,698
       155,000  Hawthorne, CA Parking Authority(1)                      8.125      09/01/2019   03/01/2011(A)         156,082
        45,000  Hayward, CA Improvement Bond
                Act 1915(1)                                             7.100      09/02/2018   03/02/2011(A)          45,273
        50,000  Hayward, CA Public Finance
                Authority (Hayward Water System)                        5.000      06/01/2011   12/01/2010(A)          50,156
        50,000  Hayward, CA Public Finance
                Authority (Hayward Water System)(1)                     5.100      06/01/2013   12/01/2010(A)          50,135
        40,000  Healdsburg, CA Community Redevel.
                Agency (Sotoyome Community
                Devel.)(1)                                              5.250      12/01/2025   12/01/2010(A)          40,012


             15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$    2,000,000  Hesperia, CA Public Financing
                Authority, Tranche A(1)                                 6.250%     09/01/2035   09/14/2028(B)  $    1,889,280
        10,000  Hollister, CA Improvement Bond Act
                1915(1)                                                 7.125      09/02/2022   03/02/2011(A)          10,333
        15,000  Huntington Beach, CA Community
                Facilities District(1)                                  5.400      10/01/2020   10/01/2011(A)          15,167
        20,000  Huntington Beach, CA Community
                Facilities District Special Tax(1)                      6.250      09/01/2027   09/01/2012(A)          20,250
        35,000  Imperial County, CA Special Tax(1)                      6.500      09/01/2031   03/04/2026(B)          33,349
        50,000  Indio, CA Community Facilities
                District Special Tax (Talavera)(1)                      5.000      09/01/2017   09/01/2012(A)          50,206
       135,000  Indio, CA Hsg. (Olive Court
                Apartments)(1)                                          6.375      12/01/2026   12/01/2010(A)         135,084
        20,000  Indio, CA Improvement Bond Act
                1915(1)                                                 6.350      09/02/2027   09/02/2014(A)          20,276
        20,000  Indio, CA Improvement Bond Act
                1915(1)                                                 6.375      09/02/2027   09/02/2014(A)          20,021
        35,000  Indio, CA Improvement Bond Act
                1915 Assessment District No. 99.1(1)                    7.125      09/02/2020   09/02/2011(A)          35,366
        25,000  Inglewood, CA Public Financing
                Authority(1)                                            5.625      08/01/2017   08/01/2011(A)          25,195
       750,000  Inland Valley, CA Devel. Agency Tax
                Allocation(1)                                           5.500      04/01/2014   04/01/2014            804,975
     2,770,000  Inland, CA Empire Tobacco
                Securitization Authority (TASC)(1)                      4.625      06/01/2021   04/01/2014(B)       2,309,211
       150,000  Irvine, CA Improvement Bond Act
                1915(1)                                                 5.550      09/02/2026   09/02/2013(A)         151,454
        20,000  Irvine, CA Improvement Bond Act
                1915(1)                                                 5.600      09/02/2022   09/02/2014(A)          20,405
        30,000  Irvine, CA Improvement Bond Act
                1915(1)                                                 5.625      09/02/2024   09/02/2013(A)          30,445
        25,000  Irvine, CA Mobile Home Park
                (Meadows Mobile Home Park)(1)                           6.050      03/01/2028   02/23/2024(B)          24,707
        70,000  Kern County, CA (Fire Dept.) COP(1)                     5.250      05/01/2013   11/01/2010(A)          70,250
        50,000  Kern County, CA (Fire Dept.) COP(1)                     5.250      05/01/2015   11/01/2011(A)          50,179
       250,000  Kern County, CA COP(1)                                  5.500      11/01/2019   11/01/2010(A)         250,335
        25,000  King, CA Community Devel. Agency
                Tax Allocation (King City Redevel.)(1)                  7.000      09/01/2021   03/01/2011(A)          25,023
        15,000  Kingsburg, CA Public Financing
                Authority(1)                                            8.000      09/15/2021   03/15/2011(A)          15,024
        30,000  La Habra, CA Redevel. Agency
                Community Facilities District(1)                        6.000      09/01/2014   03/02/2011(A)          30,049
        10,000  La Habra, CA Redevel. Agency
                Community Facilities District(1)                        6.000      09/01/2019   09/02/2011(A)          10,003
        55,000  La Mesa, CA Improvement Bond Act
                1915(1)                                                 5.750      09/02/2023   08/18/2019(B)          52,498


             16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$    1,730,000  Lake Elsinore, CA Improvement
                Bond Act 1915(1)                                        7.000%     09/02/2030   09/02/2012(A)  $    1,758,355
        15,000  Lake Elsinore, CA Public Financing
                Authority(1)                                            6.375      10/01/2033   10/01/2016(A)          15,212
        15,000  Lake Elsinore, CA School Financing
                Authority(1)                                            6.000      09/01/2011   03/01/2011(A)          15,200
       500,000  Lake Elsinore, CA Special Tax(1)                        5.100      09/01/2022   04/17/2021(B)         481,465
     1,135,000  Lake Elsinore, CA Unified School
                District(1)                                             5.300      09/01/2026   11/01/2024(B)       1,068,103
       125,000  Lammersville, CA School District
                Community Facilities District
                (Mountain House)(1)                                     5.500      09/01/2013   09/01/2012(A)         130,855
        50,000  Lammersville, CA School District
                Community Facilities District
                (Mountain House)(1)                                     6.300      09/01/2024   09/01/2013(A)          50,916
        45,000  Lancaster, CA Community Facilities
                District Special Tax(1)                                 6.000      10/01/2016   04/01/2011(A)          45,217
        15,000  Lancaster, CA Redevel. Agency
                (Desert Sands Mobile Home Park)(1)                      6.375      11/01/2027   11/01/2010(A)          15,003
       100,000  Lathrop, CA COP(1)                                      5.875      06/01/2030   06/01/2011(A)         100,465
       115,000  Lathrop, CA Financing Authority
                (Water Supply)(1)                                       5.700      06/01/2019   06/01/2013(A)         117,418
        15,000  Lathrop, CA Financing Authority
                (Water Supply)(1)                                       5.750      06/01/2020   06/01/2013(A)          15,269
        50,000  Lathrop, CA Financing Authority
                (Water Supply)(1)                                       5.900      06/01/2023   06/01/2013(A)          50,702
        10,000  Lathrop, CA Improvement Bond Act
                1915(1)                                                 6.000      09/02/2021   09/02/2021              9,652
        10,000  Lathrop, CA Improvement Bond Act
                1915 (Louise Avenue)(1)                                 6.875      09/02/2017   03/01/2011(A)          10,331
        10,000  Lathrop, CA Improvement Bond Act
                1915 (Mossdale Village)(1)                              6.000      09/02/2023   09/02/2023              9,460
        60,000  Lathrop, CA Improvement Bond Act
                1915 (Mossdale Village)(1)                              6.125      09/02/2028   10/15/2026(B)          55,321
        65,000  Lincoln, CA Public Financing
                Authority (Twelve Bridges)(1)                           6.125      09/02/2027   09/02/2011(A)          64,892
        25,000  Livermore, CA Capital Projects
                Financing Authority(1)                                  5.650      09/02/2016   06/07/2014(B)          25,561
        10,000  Livermore, CA Community Facilities
                District Special Tax (Tri Valley Tech
                Park)(1)                                                5.750      09/01/2012   03/01/2011(A)          10,068
        45,000  Livermore, CA Community Facilities
                District Special Tax (Tri Valley Tech
                Park)(1)                                                6.400      09/01/2026   03/01/2011(A)          44,991
        15,000  Livermore, CA Community Facilities
                District Special Tax (Tri Valley Tech
                Park)(1)                                                6.400      09/01/2030   03/30/2029(B)          14,685


             17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       65,000  Livermore-Amadore Valley, CA
                Water Management Agency(1)                              5.000%     08/01/2031   08/01/2011(A)  $       66,409
       100,000  Long Beach, CA Bond Finance
                Authority Natural Gas(1)                                5.000      11/15/2011   11/15/2011            103,439
        50,000  Long Beach, CA Special Tax (Pike)(1)                    6.250      10/01/2026   10/01/2012(A)          50,185
        30,000  Long Beach, CA Special Tax (Pine
                Avenue)(1)                                              6.375      09/01/2023   09/01/2011(A)          30,117
     1,000,000  Los Angeles County, CA Community
                Facilities District No. 4 Special Tax(1)                5.500      09/01/2014   03/01/2011(A)       1,015,260
         5,000  Los Angeles County, CA Community
                Facilities District No. 4 Special Tax(1)                7.750      09/01/2017   03/01/2011(A)           5,044
       100,000  Los Angeles County, CA COP
                (Insured Health Clinic)(1)                              5.800      12/01/2023   12/01/2010(A)         100,092
       100,000  Los Angeles, CA Community
                Facilities District Special Tax
                (Cascade Business Park)(1)                              6.400      09/01/2022   03/01/2011(A)         100,149
        25,000  Los Angeles, CA Community
                Redevel. Agency (Cinerama Dome
                Public Parking)                                         5.700      07/01/2020   07/01/2020             20,856
        50,000  Los Angeles, CA Community
                Redevel. Agency (Freeway
                Recovery)(1)                                            6.000      09/01/2031   09/01/2012(A)          50,475
        40,000  Los Angeles, CA Community
                Redevel. Agency (Grand Central
                Square)(1)                                              5.100      12/01/2015   11/01/2010(A)          40,080
        50,000  Los Angeles, CA Community
                Redevel. Agency (Grand Central
                Square)(1)                                              5.200      12/01/2017   11/01/2010(A)          50,074
        50,000  Los Angeles, CA Community
                Redevel. Agency (Grand Central
                Square)(1)                                              5.200      12/01/2018   11/01/2010(A)          50,062
       120,000  Los Angeles, CA Community
                Redevel. Agency (Grand Central
                Square)(1)                                              5.200      12/01/2019   11/01/2010(A)         120,120
        35,000  Los Angeles, CA Community
                Redevel. Agency (Grand Central
                Square)(1)                                              5.250      12/01/2020   11/01/2010(A)          35,030
        55,000  Los Angeles, CA Community
                Redevel. Agency (Grand Central
                Square)(1)                                              5.250      12/01/2021   11/01/2010(A)          55,037
        25,000  Los Angeles, CA Community
                Redevel. Agency (Hoover Redevel.)(1)                    5.500      09/01/2014   03/01/2011(A)          25,058
    10,000,000  Los Angeles, CA Dept. of Airports
                ROLs(4)                                                 5.375      05/15/2025   05/15/2018(A)      10,742,071
        15,000  Los Angeles, CA Dept. of Water &
                Power(1)                                                4.750      08/15/2017   02/15/2011(A)          15,048
        10,000  Los Angeles, CA Dept. of Water &
                Power(1)                                                4.750      10/15/2020   10/15/2011(A)          10,029
        65,000  Los Angeles, CA Mtg. (Section 8)(1)                     5.350      07/01/2022   04/01/2011(A)          65,073


             18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       20,000  Los Angeles, CA Mtg. (Section 8)(1)                     6.500%     07/01/2022   02/01/2011(A)  $       20,038
        50,000  Los Angeles, CA Multifamily Hsg.
                (Arminta North & South)                                 7.700      06/20/2028   10/08/2021(B)          49,660
        45,000  Los Angeles, CA Multifamily Hsg.
                (Earthquake Rehabilitation)(1)                          5.900      01/01/2030   04/01/2011(A)          45,045
       130,000  Los Angeles, CA Regional Airports
                Improvement Corp. (Laxfuel Corp.)(1)                    5.250      01/01/2023   01/01/2012(A)         131,248
        10,000  Los Angeles, CA Regional Airports
                Improvement Corp. (Los Angeles
                West Terminal Fuel Corp.)(1)                           10.250      01/01/2013   02/06/2012(B)          10,383
       200,000  Los Angeles, CA State Building
                Auth.(1)                                                5.500      10/01/2017   10/01/2011(A)         201,486
        20,000  Los Angeles, CA State Building
                Auth.(1)                                                5.500      10/01/2018   10/01/2011(A)          20,149
        75,000  Los Banos, CA Sewer System COP(1)                       5.000      12/01/2019   12/01/2010(A)          75,106
        30,000  Los Banos, CA Unified School District
                COP(1)                                                  5.625      08/01/2016   02/01/2011(A)          30,061
       175,000  Madera County, CA COP (Valley
                Children's Hospital)(1)                                 5.000      03/15/2023   03/15/2011(A)         175,016
       360,000  Madera County, CA COP (Valley
                Children's Hospital)(1)                                 5.750      03/15/2028   03/15/2011(A)         360,108
        50,000  Mammoth Lakes, CA Community
                Facilities District (North Village
                Area)(1)                                                5.750      10/01/2033   09/17/2029(B)          44,633
        20,000  Manhattan Beach, CA Water &
                Wastewater Authority COP(1)                             5.750      09/01/2020   03/01/2011(A)          20,021
        10,000  Martinez, CA Mtg. (Ridgecrest
                Apartments)(1)                                          5.625      07/01/2025   01/01/2011(A)          10,012
        65,000  Maywood, CA Public Financing
                Authority(1)                                            6.500      09/01/2018   09/01/2013(A)          65,948
     1,045,000  Mendocino Coast, CA Healthcare
                District(1)                                             5.875      02/01/2020   02/01/2011(A)       1,046,327
        25,000  Menifee, CA Union School District
                Special Tax(1)                                          6.050      09/01/2026   09/01/2012(A)          25,023
       175,000  Mill Valley, CA COP (The
                Redwoods)(1)                                            5.750      12/01/2020   12/01/2010(A)         175,585
        10,000  Milpitas, CA Improvement Bond Act
                1915(1)                                                 5.700      09/02/2018   10/11/2016(B)          10,257
        80,000  Modesto, CA Irrigation District
                COP(1)                                                  5.300      07/01/2022   01/01/2011(A)          80,256
     2,115,000  Modesto, CA Irrigation District
                COP(1)                                                  5.300      07/01/2022   01/01/2011(A)       2,121,768
        15,000  Monrovia, CA Redevel. Agency
                Public Parking Facilities(1)                            5.200      04/01/2013   04/01/2011(A)          15,035
        10,000  Montclair, CA Redevel. Agency
                Mobile Home Park (Augusta Homes
                Villa Del Arroyo)(1)                                    6.100      11/15/2037   11/15/2014(A)          10,046


             19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       25,000  Montclair, CA Redevel. Agency
                Mobile Home Park (Hacienda
                Mobile Home Park)(1)                                    6.000%     11/15/2029    11/15/2014(A) $       25,204
        20,000  Montclair, CA Redevel. Agency
                Mobile Home Park (Villa Mobile
                Home Park)(1)                                           6.100      06/15/2029    06/15/2011(A)         20,008
       415,000  Montebello, CA Community
                Redevel. Agency (Montebello Hills
                Redevel.)(1)                                            5.500      03/01/2014    03/01/2011(A)        419,067
        10,000  Montebello, CA Community
                Redevel. Agency (South
                Montebello)(1)                                          5.500      09/01/2022    03/27/2021(B)          9,612
         5,000  Monterey County, CA Hsg.
                Authority (Parkside Manor
                Apartments)(1)                                          6.000      01/01/2029    06/28/2021(B)          4,934
        30,000  Monterey, CA Joint Powers
                Financing Authority (Materials
                Recovery Facilities)                                    5.500      03/01/2011    03/01/2011            30,196
        65,000  Monterey, CA Joint Powers
                Financing Authority (Materials
                Recovery Facilities)(1)                                 5.600      03/01/2012    03/01/2011(A)         65,577
        50,000  Monterey, CA Joint Powers
                Financing Authority (Materials
                Recovery Facilities)(1)                                 5.600      03/01/2013    03/01/2011(A)         50,559
        65,000  Monterey, CA Joint Powers
                Financing Authority (Materials
                Recovery Facilities)(1)                                 5.700      03/01/2015    03/01/2011(A)         66,026
        20,000  Monterey, CA Joint Powers
                Financing Authority (Materials
                Recovery Facilities)(1)                                 5.700      03/01/2016    03/01/2011(A)         20,361
        10,000  Moorpark, CA Mobile Home Park
                (VillaDel Arroyo)(1)                                    7.000      05/15/2020    06/26/2011(A)         10,010
        10,000  Moorpark, CA Special Tax
                Community Facilities District
                No. 97-1(1)                                             6.400      09/01/2017    03/01/2011(A)         10,036
       140,000  Moorpark, CA Special Tax
                Community Facilities District
                No. 97-1(1)                                             6.700      09/01/2027    03/01/2011(A)        140,112
       430,000  Moreno Valley, CA Unified School
                District Community Facilities District
                Special Tax No. 2003-2(1)                               5.950      09/01/2034    09/01/2011(A)        433,917
        15,000  Morgan Hill, CA Improvement Bond
                Act 1915(1)                                             5.600      09/02/2011    03/02/2011(A)         15,123
       350,000  Mountain View, CA Shoreline
                Regional Park Community(1)                              5.500      08/01/2013    02/01/2011(A)        350,928
       205,000  Mountain View, CA Shoreline
                Regional Park Community(1)                              5.500      08/01/2021    02/01/2011(A)        205,195
        10,000  Murrieta County, CA Water District(1)                   6.500      10/01/2015    10/01/2012(A)         10,285


             20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       30,000  Murrieta County, CA Water District
                Special Tax Community Facilities
                District No. 88-1(1)                                    6.700%     12/01/2030   06/01/2011(A)  $       29,999
        10,000  Murrieta, CA Community Facilities
                District Special Tax (Blackmore
                Ranch)(1)                                               6.100      09/01/2034   09/23/2027(B)           9,888
        20,000  Murrieta, CA Community Facilities
                District Special Tax (Bluestone)(1)                     6.300      09/01/2031   09/01/2013(A)          20,034
       700,000  Murrieta, CA Community Facilities
                District Special Tax (Bremerton)(1)                     5.625      09/01/2034   01/13/2031(B)         664,755
       105,000  Murrieta, CA Community Facilities
                District Special Tax (Murrieta
                Springs)(1)                                             5.500      09/01/2034   10/09/2032(B)          97,004
        50,000  Murrieta, CA Improvement Bond
                Act 1915(1)                                             6.375      09/01/2031   09/01/2013(A)          49,966
        50,000  Murrieta, CA Water Public Financing
                Authority(1)                                            5.700      10/01/2021   04/01/2011(A)          50,917
        10,000  Needles, CA Public Utility Authority(1)                 6.350      02/01/2012   02/01/2011(A)          10,017
       230,000  Needles, CA Public Utility Authority(1)                 6.650      02/01/2032   02/01/2011(A)         229,998
     2,510,000  Northern CA Tobacco Securitization
                Authority (TASC)(1)                                     4.750      06/01/2023   07/18/2011(C)       2,370,996
     1,820,000  Northern, CA Inyo County Local
                Hospital District(1)                                    5.000      12/01/2015   01/05/2014(A)       1,886,030
        35,000  Novato, CA GO(1)                                        5.000      08/01/2012   02/01/2011(A)          35,127
        30,000  Oakdale, CA Public Financing
                Authority Tax Allocation (Central
                City Redevel.)(1)                                       5.900      06/01/2014   12/01/2010(A)          30,049
        10,000  Oakdale, CA Public Financing
                Authority Tax Allocation (Central
                City Redevel.)(1)                                       6.000      06/01/2019   12/01/2010(A)          10,003
        50,000  Oakdale, CA Public Financing
                Authority Tax Allocation (Central
                City Redevel.)(1)                                       6.100      06/01/2027   03/29/2024(B)          48,083
        25,000  Ontario, CA Improvement Bond Act
                1915(1)                                                 6.800      09/02/2013   03/01/2011(A)          25,238
        15,000  Orange County, CA Improvement
                Bond Act 1915(1)                                        5.500      09/02/2016   03/02/2011(A)          15,079
        10,000  Orange County, CA Improvement
                Bond Act 1915 (Irvine Coast
                Assessment)(1)                                          5.375      09/02/2012   03/01/2011(A)          10,094
        20,000  Orange County, CA Improvement
                Bond Act 1915 (Irvine Coast
                Assessment)(1)                                          5.850      09/02/2013   03/02/2011(A)          20,201
        55,000  Oroville, CA Hospital(1)                                5.400      12/01/2022   12/01/2010(A)          55,028
     1,415,000  Oxnard, CA Harbor District(1)                           5.550      08/01/2013   02/01/2011(A)       1,430,862
        25,000  Oxnard, CA Improvement Bond Act
                1915(1)                                                 5.625      09/02/2027   10/10/2025(B)          23,323


             21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       10,000  Oxnard, CA Special Tax Community
                Facilities District No. 1(1)                            6.000%     09/01/2027   09/01/2011(A)  $       10,024
        45,000  Pajaro Valley, CA Water
                Management Agency COP(1)                                5.500      03/01/2018   03/01/2011(A)          43,856
       500,000  Palm Springs, CA Airport Passenger
                Facilities (Palm Springs International
                Airport)(1)                                             6.000      07/01/2018   08/09/2016(B)         490,695
       125,000  Palmdale, CA Community Facilities
                District Special Tax(1)                                 5.400      09/01/2035   10/09/2033(B)         109,011
       700,000  Palmdale, CA Elementary School
                District Special Tax Community
                Facilities District No. 90-1(1)                         5.700      08/01/2018   08/01/2011(A)         705,019
       100,000  Palo Alto, CA Improvement Bond
                Act 1915 (University Ave. Area)(1)                      5.100      09/02/2024   03/01/2013(A)         100,354
       100,000  Palo Alto, CA Improvement Bond
                Act 1915 (University Ave. Area)(1)                      5.125      09/02/2025   03/02/2013(A)         100,233
        45,000  Palo Alto, CA Improvement Bond
                Act 1915 (University Ave. Area)(1)                      5.700      09/02/2018   03/02/2011(A)          46,148
       100,000  Palomar Pomerado, CA Health
                System(1)                                               5.375      11/01/2013   05/01/2011(A)         100,169
        25,000  Pasadena, CA Public Financing
                Authority (Orange Grove & Villa
                Parke)(1)                                               5.450      06/01/2012   12/01/2010(A)          25,043
     2,425,000  Pasadena, CA Special Tax (Pasadena
                Civic Center West)(1)                                   5.250      12/01/2025   12/01/2010(A)       2,431,475
       275,000  Perris, CA Community Facilities
                District Special Tax(1)                                 6.375      09/01/2032   01/28/2029(B)         279,403
        60,000  Perris, CA Public Financing
                Authority(1)                                            5.750      09/01/2024   10/14/2021(B)          60,616
       155,000  Perris, CA Public Financing
                Authority(1)                                            7.875      09/01/2025   03/01/2011(A)         155,191
        20,000  Perris, CA Public Financing
                Authority, Series A(1)                                  6.125      09/01/2034   09/30/2030(B)          20,178
        10,000  Petaluma, CA Improvement Bond
                Act 1915(1)                                             6.000      09/02/2020   03/02/2011(A)          10,009
        60,000  Pittsburg, CA Improvement Bond
                Act 1915(1)                                             6.300      09/02/2025   03/02/2011(A)          60,030
        10,000  Pittsburg, CA Improvement Bond
                Act 1915(1)                                             6.350      09/02/2031   05/10/2029(B)           9,796
        20,000  Pittsburg, CA Improvement Bond
                Act 1915 (San Marco Phase I)(1)                         6.350      09/02/2031   01/27/2028(B)          19,591
        50,000  Pittsburg, CA Infrastructure
                Financing Authority(1)                                  5.850      09/02/2015   03/02/2011(A)          50,058
        25,000  Pittsburg, CA Infrastructure
                Financing Authority, Series B(1)                        5.800      09/02/2014   03/02/2011(A)          25,040
       130,000  Pittsburg, CA Infrastructure
                Financing Authority, Series B(1)                        6.000      09/02/2024   02/03/2020(B)         129,505


             22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*         VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$      500,000  Pittsburg, CA Redevel. Agency (Los
                Medanos Community Devel.)                               5.850%     08/01/2018   02/01/2011(A)  $      506,925
     4,550,000  Placentia, CA Redevel. Agency Tax
                Allocation(1)                                           7.750      02/01/2014   08/01/2011(A)       4,581,486
        10,000  Placer County, CA Community
                Facilities District(1)                                  6.500      09/01/2026   09/01/2012(A)          10,011
         5,000  Placer County, CA Community
                Facilities District Special Tax No.
                2001-1 (Dry Creek)(1)                                   5.700      09/01/2013   03/01/2011(A)           5,108
         5,000  Placer County, CA Community
                Facilities District Special Tax No.
                2001-1 (Dry Creek)(1)                                   6.300      09/01/2019   09/01/2012(A)           5,070
        10,000  Pleasant Hill, CA Special Tax
                Downtown Community Facilities
                District No. 1(1)                                       5.875      09/01/2025   03/29/2024(B)           9,519
        30,000  Port of Oakland, CA(1)                                  5.250      11/01/2027   11/01/2012(A)          30,355
       350,000  Port of Oakland, CA(1)                                  5.700      11/01/2019   11/01/2010(A)         350,602
     1,485,000  Port of Oakland, CA(1)                                  5.750      11/01/2014   11/01/2010(A)       1,489,455
       750,000  Port of Oakland, CA(1)                                  5.750      11/01/2016   05/01/2011(A)         751,845
     2,500,000  Port of Oakland, CA(1)                                  5.750      11/01/2020   11/01/2010(A)       2,503,950
       590,000  Port of Oakland, CA(1)                                  5.750      11/01/2021   11/01/2010(A)         590,844
        25,000  Port of Oakland, CA(1)                                  5.750      11/01/2022   11/01/2010(A)          25,032
     2,000,000  Port of Oakland, CA(1)                                  5.750      11/01/2029   11/01/2010(A)       2,001,440
     2,975,000  Port of Oakland, CA(1)                                  5.875      11/01/2017   11/01/2010(A)       2,981,753
     2,870,000  Port of Oakland, CA(1)                                  5.875      11/01/2030   11/01/2010(A)       2,872,181
       110,000  Port Redwood City, CA GO(1)                             5.400      06/01/2019   06/01/2011(A)         110,897
        50,000  Poway, CA Public Financing
                Authority (Water Services)(1)                           5.500      11/01/2015   11/01/2010(A)          50,096
       270,000  Poway, CA Unified School District(1)                    7.500      09/15/2032   03/15/2011(A)         292,221
        30,000  Poway, CA Unified School District
                Special Tax Community Facilities
                District No. 10(1)                                      5.750      09/01/2032   03/01/2028(B)          28,394
        25,000  Poway, CA Unified School District
                Special Tax Community Facilities
                District No. 10(1)                                      5.950      09/01/2018   03/01/2011(A)          25,069
        35,000  Poway, CA Unified School District
                Special Tax Community Facilities
                District No. 10(1)                                      6.100      09/01/2031   03/24/2029(B)          34,671
     2,100,000  Poway, CA USD Special Tax(1)                            6.125      09/01/2033   09/01/2011(A)       2,122,449
        10,000  Rancho Cucamonga, CA Public
                Finance Authority(1)                                    6.000      09/02/2020   09/02/2011(A)          10,006
        20,000  Rancho Mirage, CA Improvement
                Bond Act 1915(1)                                        5.500      09/02/2024   05/02/2022(C)          18,362
        30,000  Rancho Mirage, CA Improvement
                Bond Act 1915(1)                                        5.750      09/02/2022   03/28/2021(B)          29,643
        35,000  Rancho Santa Fe, CA Community
                Services District Special Tax(1)                        6.600      09/01/2020   03/01/2011(A)          35,137


             23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$      550,000  Rancho Santa Fe, CA Community
                Services District Special Tax(1)                        6.700%     09/01/2030   03/01/2011(A)  $      551,089
        55,000  Redding, CA Improvement Bond Act
                1915 (Tierra Oaks Assessment
                District 1993-1)(1)                                     7.000      09/02/2013   09/02/2011(A)          57,059
        10,000  Redlands, CA Community Facilities
                District(1)                                             5.850      09/01/2033   05/27/2031(B)           9,044
        50,000  Rialto, CA Special Tax Community
                Facilities District No. 2006-1(1)                       5.000      09/01/2016   03/01/2011(A)          50,755
        25,000  Rialto, CA Special Tax Community
                Facilities District No. 2006-1(1)                       5.050      09/01/2017   09/01/2016(A)          25,049
        65,000  Rialto, CA Special Tax Community
                Facilities District No. 2006-1(1)                       5.125      09/01/2018   09/01/2018             64,602
       100,000  Rialto, CA Special Tax Community
                Facilities District No. 2006-1(1)                       5.200      09/01/2019   09/01/2019             98,463
       100,000  Rialto, CA Special Tax Community
                Facilities District No. 2006-1(1)                       5.250      09/01/2020   09/01/2020             97,298
        50,000  Rialto, CA Special Tax Community
                Facilities District No. 2006-1(1)                       5.250      09/01/2021   09/01/2021             48,039
       100,000  Richmond, CA Redevel. Agency
                (Harbour Redevel.)(1)                                   5.500      07/01/2018   07/01/2011(A)         100,327
        80,000  River Islands, CA Public Financing
                Authority(1)                                            6.000      09/01/2027   06/21/2024(B)          68,146
       100,000  River Islands, CA Public Financing
                Authority(1)                                            6.150      09/01/2035   06/23/2032(B)          81,622
       250,000  Riverside County, CA Community
                Facilities District Special Tax(1)                      5.000      09/01/2012   03/01/2011(A)         258,780
        15,000  Riverside County, CA Community
                Facilities District Special Tax(1)                      6.000      09/01/2030   05/01/2028(B)          13,566
       150,000  Riverside County, CA Community
                Facilities District Special Tax
                 No. 87-1(1)                                            5.100      09/01/2013   03/01/2011(A)         155,306
       215,000  Riverside County, CA Community
                Facilities District Special Tax
                No. 87-1(1)                                             5.150      09/01/2014   03/01/2011(A)         222,473
       385,000  Riverside County, CA Community
                Facilities District Special Tax
                No. 87-1(1)                                             5.200      09/01/2015   03/01/2011(A)         397,909
       225,000  Riverside County, CA Community
                Facilities District Special Tax
                No. 87-1(1)                                             5.250      09/01/2016   03/01/2011(A)         232,301
       200,000  Riverside County, CA Community
                Facilities District Special Tax
                No. 88-8(1)                                             5.300      09/01/2011   09/01/2011            203,674
       210,000  Riverside County, CA Community
                Facilities District Special Tax
                No. 88-8(1)                                             5.350      09/01/2012   09/01/2012            217,405


             24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$      430,000  Riverside County, CA Community
                Facilities District Special Tax
                No. 88-8(1)                                             5.400%     09/01/2013   09/01/2013     $      449,552
       450,000  Riverside County, CA Community
                Facilities District Special Tax
                No. 88-8(1)                                             5.450      09/01/2014   09/01/2014            474,228
       475,000  Riverside County, CA Community
                Facilities District Special Tax
                No. 88-8(1)                                             5.500      09/01/2015   09/01/2015            499,211
       220,000  Riverside County, CA Public
                Financing Authority(1)                                  5.250      10/01/2017   04/01/2011(A)         220,310
        35,000  Riverside County, CA Public
                Financing Authority (Menifee
                Village)(1)                                             7.150      09/01/2011   03/01/2011(A)          35,467
       465,000  Riverside County, CA Public
                Financing Authority COP(1)                              5.750      05/15/2019   05/15/2011(A)         441,369
        60,000  Riverside, CA Improvement Bond
                Act 1915(1)                                             8.250      09/02/2016   03/02/2011(A)          60,662
       200,000  Riverside, CA Improvement Bond
                Act 1915 (Riverwalk Business)(1)                        6.250      09/02/2029   10/17/2027(B)         192,076
         5,000  Riverside, CA Improvement Bond
                Act 1915 (Sycamore Canyon
                Assessment District)(1)                                 8.500      09/02/2012   03/01/2011(A)           5,082
        10,000  Riverside, CA Unified School
                District(1)                                             5.000      02/01/2027   02/01/2013(A)          10,417
       100,000  Riverside, CA Unified School
                District(1)                                             5.350      09/01/2024   03/04/2024(B)          97,400
        90,000  Riverside, CA Unified School
                District(1)                                             5.450      09/01/2025   10/10/2023(B)          88,077
       100,000  Riverside, CA Unified School
                District(1)                                             5.500      09/01/2034   10/10/2032(B)          93,574
        80,000  Riverside, CA Unified School
                District(1)                                             5.700      09/01/2034   01/01/2031(B)          76,443
        10,000  Riverside, CA Unified School
                District(1)                                             6.000      09/01/2029   09/01/2011(A)          10,016
        25,000  Romoland, CA School District
                Special Tax(1)                                          6.000      09/01/2033   11/10/2029(B)          25,058
        50,000  Romoland, CA School District
                Special Tax(1)                                          6.375      09/01/2033   09/27/2026(B)          50,438
        50,000  Romoland, CA School District
                Special Tax(1)                                          6.375      09/01/2033   06/04/2031(B)          50,438
        10,000  Roseville, CA Special Tax
                Community Facilities District No. 1
                (Westpark)(1)                                           4.300      09/01/2012   09/01/2012             10,148
        25,000  Sacramento County, CA COP(1)                            5.375      02/01/2019   02/01/2011(A)          25,030
     1,000,000  Sacramento County, CA Hsg.
                Authority (Cottage Estates
                Apartments)(1)                                          6.000      02/01/2033   08/01/2012(A)       1,020,960


             25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$    1,500,000  Sacramento County, CA Hsg.
                Authority (Verandas Apartments
                Senior Community)(1)                                    5.700%     03/01/2034   09/01/2011(A)  $    1,531,065
       405,000  Sacramento County, CA Sanitation
                District Financing Authority(1)                         5.600      12/01/2016   12/01/2010(A)         405,960
     2,540,000  Sacramento County, CA Sanitation
                District Financing Authority(1)                         5.600      12/01/2017   12/01/2010(A)       2,546,020
        25,000  Sacramento, CA City Financing
                Authority(1)                                            5.250      05/01/2015   11/01/2010(A)          25,044
       500,000  Sacramento, CA City Financing
                Authority (California EPA Building)(1)                  5.250      05/01/2019   11/01/2010(A)         500,885
        10,000  Sacramento, CA Improvement Bond
                Act 1915 (Citywide Landscaping &
                Lighting)(1)                                            5.500      09/02/2016   03/01/2011(A)          10,022
         5,000  Sacramento, CA Municipal Utility
                District                                                8.000      11/15/2010   11/15/2010              5,016
        70,000  Sacramento, CA Special Tax(1)                           5.700      12/01/2020   12/01/2010(A)          70,028
     1,505,000  Sacramento, CA Special Tax (North
                Natomas Community Facilities)(1)                        5.700      09/01/2023   03/01/2011(A)       1,511,456
        30,000  Sacramento, CA Special Tax (North
                Natomas Community Facilities)(1)                        6.300      09/01/2026   03/01/2011(A)          30,077
        10,000  Saddleback Valley, CA Unified
                School District(1)                                      5.650      09/01/2017   03/01/2011(A)          10,039
         5,000  Saddleback Valley, CA Unified
                School District(1)                                      7.200      12/01/2011   12/01/2010(A)           5,018
        95,000  Salida, CA Public Facilities Financing
                Agency(1)                                               5.250      09/01/2028   03/01/2011(A)          95,276
       300,000  Salida, CA Public Facilities Financing
                Agency Community Facilities District
                Special Tax(1)                                          5.250      09/01/2018   03/01/2011(A)         300,879
       180,000  Salinas Valley, CA Solid Waste
                Authority(1)                                            5.625      08/01/2015   08/01/2012(A)         185,686
     1,000,000  Salinas Valley, CA Solid Waste
                Authority(1)                                            5.625      08/01/2018   08/01/2012(A)       1,016,580
       100,000  Salinas, CA Improvement Bond Act
                1915(1)                                                 5.450      09/02/2013   09/02/2013            103,392
        50,000  Salinas, CA Improvement Bond Act
                1915 (Bella Vista)(1)                                   5.500      09/02/2013   09/02/2011(A)          51,766
        30,000  Salinas, CA Redevel. Agency Tax
                Allocation (Central City
                Revitalization)(1)                                      5.500      11/01/2010   11/01/2010             30,008
       120,000  Salinas, CA Redevel. Agency Tax
                Allocation (Central City
                Revitalization)(1)                                      5.500      11/01/2023   11/01/2010(A)         120,414
       190,000  San Bernardino County, CA (Single
                Family Mtg.)                                            5.376(2)   05/01/2031   05/01/2031             64,163
        75,000  San Bernardino County, CA COP
                (Medical Center Financing)(1)                           5.250      08/01/2016   02/01/2011(A)          75,105


             26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       90,000  San Bernardino County, CA Hsg.
                Authority (Friendly Village Mobile
                Home Park Corp.)(1)                                     6.700%     03/20/2043   03/20/2016(C)  $       96,839
        60,000  San Bernardino County, CA Hsg.
                Authority (Glen Aire Mobile Home
                Park)(1)                                                6.700      12/20/2041   11/20/2011(A)          63,990
       110,000  San Bernardino, CA Joint Powers
                Financing Authority (California Dept.
                of Transportation Lease)(1)                             5.500      12/01/2020   12/01/2010(A)         110,113
        75,000  San Bernardino, CA Joint Powers
                Financing Authority (California Dept.
                of Transportation Lease)(1)                             5.500      12/01/2020   12/01/2010(A)          75,111
        65,000  San Bernardino, CA Joint Powers
                Financing Authority (City Hall)(1)                      5.600      01/01/2015   01/01/2011(A)          65,176
       135,000  San Bernardino, CA Joint Powers
                Financing Authority (Police Station)(1)                 5.500      09/01/2024   09/01/2011(A)         136,781
       150,000  San Bernardino, CA Joint Powers
                Financing Authority (Tax
                Allocation)(1)                                          6.625      04/01/2026   04/01/2014(A)         154,532
       685,000  San Bernardino, CA Mountains
                Community Hospital District COP                         5.000      02/01/2017   03/07/2015(B)         623,268
        30,000  San Bernardino, CA Redevel. Agency
                (Ramona Senior Complex)(1)                              7.875      07/01/2025   07/16/2019(B)          29,751
     2,250,000  San Diego County, CA
                (Developmental Services
                Foundation) COP(1)                                      5.500      09/01/2017   09/01/2012(A)       2,318,400
        95,000  San Diego County, CA COP (San
                Diego Hospital Assoc./Sharp
                Memorial Hospital Obligated
                Group)(1)                                               5.000      08/15/2018   02/15/2011(A)          95,093
        30,000  San Diego, CA Convention Center(1)                      5.250      04/01/2015   10/01/2011(A)          30,062
       320,000  San Diego, CA COP (Balboa &
                Mission Bay Parks)(1)                                   5.600      11/01/2010   11/01/2010            320,038
       145,000  San Diego, CA Mtg. (Mariners Cove)(1)                   5.800      09/01/2015   03/01/2011(A)         145,394
        25,000  San Diego, CA Redevel. Agency
                (Centre City)(1)                                        5.350      09/01/2024   09/01/2012(A)          25,109
        50,000  San Diego, CA Redevel. Agency
                (North Bay Redevel.)(1)                                 5.800      09/01/2022   03/01/2011(A)          50,048
       300,000  San Diego, CA Redevel. Agency
                (North Bay Redevel.)(1)                                 5.875      09/01/2030   03/01/2011(A)         300,111
        25,000  San Diego, CA Redevel. Agency Tax
                Allocation (North Park Redevel.)(1)                     5.900      09/01/2030   09/01/2011(A)          25,010
        70,000  San Francisco, CA City & County
                Airports Commission(1)                                  5.000      05/01/2021   01/01/2011(A)          70,051
       275,000  San Francisco, CA City & County
                Airports Commission(1)                                  5.000      05/01/2022   01/01/2011(A)         275,165
       100,000  San Francisco, CA City & County
                Airports Commission(1)                                  5.000      05/01/2023   05/01/2011(A)         100,216


             27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       78,000  San Francisco, CA City & County
                Airports Commission(1)                                  5.000%     05/01/2025   01/01/2011(A)  $       78,019
        30,000  San Francisco, CA City & County
                Airports Commission(1)                                  5.125      05/01/2021   05/01/2011(A)          30,197
       185,000  San Francisco, CA City & County
                Airports Commission(1)                                  5.250      01/01/2026   01/01/2011(A)         185,048
        25,000  San Francisco, CA City & County
                Airports Commission(1)                                  5.500      05/01/2016   05/01/2012(A)          26,322
        10,000  San Francisco, CA City & County
                Airports Commission (SFO Fuel
                Company)(1)                                             5.000      01/01/2014   01/01/2011(A)          10,024
       260,000  San Francisco, CA City & County
                Airports Commission (SFO Fuel
                Company)(1)                                             5.125      01/01/2017   01/01/2011(A)         260,395
        55,000  San Francisco, CA City & County
                Airports Commission (SFO Fuel
                Company)(1)                                             5.250      01/01/2020   01/01/2011(A)          55,052
        40,000  San Francisco, CA City & County
                Airports Commission (SFO Fuel
                Company)(1)                                             5.250      01/01/2021   01/01/2011(A)          40,028
        50,000  San Francisco, CA City & County
                Airports Commission (SFO Fuel
                Company)(1)                                             5.250      01/01/2027   01/01/2011(A)          50,010
       490,000  San Francisco, CA City & County
                Airports Commission (SFO Fuel
                Company)(1)                                             6.125      01/01/2027   01/01/2011(A)         490,617
     1,500,000  San Francisco, CA City & County
                AirportsCommission (SFO Fuel
                Company)(1)                                             5.250      01/01/2019   01/01/2011(A)       1,501,725
        45,000  San Francisco, CA City & County
                Improvement Bond Act 1915(1)                            6.850      09/02/2026   03/02/2011(A)          46,482
        25,000  San Francisco, CA City & County
                Parking Authority (Parking Meter)(1)                    5.000      06/01/2018   12/01/2010(A)          25,072
       115,000  San Francisco, CA City & County
                Redevel. Agency(1)                                      6.750      07/01/2025   01/01/2011(A)         115,489
        90,000  San Francisco, CA City & County
                Redevel. Agency (South Beach)(1)                        5.700      03/01/2029   03/01/2011(A)          90,101
        25,000  San Joaquin County, CA Community
                Facilities District Special Tax (Delta
                Farms)(1)                                               6.125      09/01/2024   06/23/2021(B)          24,217
        20,000  San Jose, CA Improvement Bond Act
                1915(1)                                                 5.600      09/02/2016   03/02/2011(A)          20,652
        25,000  San Jose, CA Improvement Bond Act
                1915(1)                                                 5.700      09/02/2018   03/02/2011(A)          25,780
        95,000  San Jose, CA Improvement Bond Act
                1915(1)                                                 5.750      09/02/2019   03/02/2011(A)          97,777
        60,000  San Jose, CA Improvement Bond Act
                1915(1)                                                 5.750      09/02/2020   09/02/2020             61,032


             28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$      265,000  San Jose, CA Multifamily Hsg.
                (Almaden Senior Hsg. Partners)(1)                       5.350%     07/15/2034   07/15/2017(A)  $      280,261
        30,000  San Jose, CA Multifamily Hsg. (El
                Parador Apartments)(1)                                  6.100      01/01/2031   01/01/2013(A)          29,825
       325,000  San Jose, CA Multifamily Hsg. (Sixth
                & Martha Family Apartments)(1)                          5.875      03/01/2033   03/01/2011(A)         328,543
        20,000  San Jose, CA Redevel. Agency(1)                         5.500      08/01/2014   02/01/2011(A)          20,050
        10,000  San Jose, CA Redevel. Agency(1)                         5.500      08/01/2016   02/01/2011(A)          10,020
        65,000  San Jose, CA Redevel. Agency(1)                         5.750      08/01/2017   02/01/2011(A)          65,399
         5,000  San Jose, CA Redevel. Agency Tax
                Allocation(1)                                           5.600      08/01/2019   02/01/2011(A)           5,007
       200,000  San Marcos, CA Public Facilities
                Authority(1)                                            5.800      09/01/2018   03/01/2011(A)         201,280
        35,000  San Marcos, CA Redevel. Agency Tax
                Allocation (Affordable Hsg.)(1)                         5.650      10/01/2028   04/01/2011(A)          35,019
        20,000  San Mateo, CA Sewer(1)                                  5.000      08/01/2028   02/01/2011(A)          20,054
        25,000  San Mateo, CA Sewer(1)                                  5.500      08/01/2014   08/01/2011(A)          25,094
    12,000,000  Santa Clara County, CA Financing
                Authority(4)                                            5.250      05/15/2036   05/15/2018(A)      12,771,360
     1,715,000  Santa Clara County, CA Hsg.
                Authority (John Burns Gardens
                Apartments)(1)                                          5.850      08/01/2031   02/01/2013(A)       1,721,277
        80,000  Santa Clara County, CA Hsg.
                Authority (Rivertown Apartments)(1)                     5.700      08/01/2021   02/01/2012(A)          80,959
        50,000  Santa Clara, CA Redevel. Agency Tax
                Allocation (Bayshore North)(1)                          5.250      06/01/2018   12/01/2010(A)          50,319
        40,000  Santa Cruz County, CA Hsg.
                Authority (Northgate Apartments)(1)                     5.350      07/20/2022   07/20/2011(A)          40,388
        85,000  Santa Fe Springs, CA Community
                Devel. Commission Tax Allocation(1)                     5.375      09/01/2018   03/01/2011(A)          85,960
       800,000  Santa Fe Springs, CA Community
                Devel. Commission Tax Allocation(1)                     5.375      09/01/2021   03/01/2011(A)         806,664
        20,000  Santa Margarita, CA Water District
                Special Tax Facilities District
                No. 99-1(1)                                             6.200      09/01/2020   09/01/2011(A)          20,424
     1,765,000  Santa Margarita, CA Water District
                Special Tax Facilities District
                No. 99-1(1)                                             6.250      09/01/2029   09/01/2011(A)       1,802,683
        25,000  Santa Maria, CA COP(1)                                  5.500      08/01/2021   02/01/2011(A)          25,022
        25,000  Santa Nella County, CA Water
                District(1)                                             6.250      09/02/2028   09/02/2011(A)          24,891
       170,000  Santa Rosa, CA Improvement Bond
                Act 1915 (Fountaingrove Parkway)(1)                     5.700      09/02/2019   09/02/2013(A)         173,485
        20,000  Santa Rosa, CA Improvement Bond
                Act 1915 (Nielson Ranch)(1)                             6.700      09/02/2022   03/02/2014(A)          20,253
        40,000  Santa Rosa, CA Improvement Bond
                Act 1915 (Skyhawk)(1)                                   5.750      09/02/2020   03/02/2013(A)          40,153


            29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       45,000  Santaluz, CA Special Tax Community
                Facilities District No. 2(1)                            5.500%     09/01/2030   04/26/2028(B)  $       43,161
       845,000  Santaluz, CA Special Tax Community
                Facilities District No. 2(1)                            6.375      09/01/2030   03/01/2011(A)         846,504
        50,000  Saugus/Hart, CA School Facilities
                Financing Authority(1)                                  6.100      09/01/2032   03/01/2011(A)          50,533
     2,040,000  Saugus/Hart, CA School Facilities
                Financing Authority(1)                                  6.125      09/01/2033   09/01/2011(A)       2,061,808
       115,000  Scotts Valley, CA Special Tax(1)                        5.200      09/01/2028   03/01/2011(A)         115,001
       500,000  Seal Beach, CA COP(1)                                   5.625      06/01/2030   12/01/2010(A)         500,260
     1,390,000  Selma, CA Redevel. Agency(1)                            5.750      09/01/2024   09/01/2016(A)       1,378,116
        15,000  Sequoia, CA Hospital District(1)                        5.375      08/15/2023   02/15/2011(A)          16,247
       110,000  Shafter, CA Community Devel.
                Agency Tax Allocation(1)                                5.000      11/01/2013   11/01/2013            113,652
       100,000  Shafter, CA Community Devel.
                Agency Tax Allocation(1)                                5.250      11/01/2017   11/01/2016(A)         100,459
       100,000  Shafter, CA Community Devel.
                Agency Tax Allocation(1)                                5.300      11/01/2018   11/01/2018             97,733
       100,000  Shafter, CA Community Devel.
                Agency Tax Allocation(1)                                5.350      11/01/2019   11/01/2019             98,514
       100,000  Shafter, CA Community Devel.
                Agency Tax Allocation(1)                                5.375      11/01/2020   11/01/2020             97,176
        25,000  Southern CA Public Power
                Authority(1)                                            5.500      07/01/2020   01/01/2011(A)          25,055
     7,340,000  Southern CA Tobacco Securitization
                Authority(1)                                            4.750      06/01/2025   03/28/2013(C)       6,890,425
     4,235,000  Southern CA Tobacco Securitization
                Authority (TASC)(1)                                     5.000      06/01/2037   11/25/2020(B)       3,364,072
       125,000  Spreckels, CA Union School District                     6.125      08/01/2017   02/01/2011(A)         125,615
     1,010,000  Stanton, CA Redevel. Agency
                (Stanton Community Devel.)(1)                           5.450      12/01/2017   12/01/2010(A)       1,011,475
       200,000  Stockton, CA COP (Wastewater
                System)(1)                                              5.125      09/01/2016   03/01/2011(A)         200,348
        30,000  Stockton, CA Improvement Bond
                Act 1915(1)                                             5.800      09/02/2020   03/02/2011(A)          30,038
         5,000  Susanville, CA Public Financing
                Authority(1)                                            7.750      09/01/2017   03/01/2011(A)           5,019
       100,000  Taft, CA Public Financing Authority
                (Community Correctional Facility)(1)                    6.050      01/01/2017   01/01/2011(A)         100,235
        15,000  Tejon Ranch, CA Public Facilities
                Finance Authority(1)                                    7.200      09/01/2030   03/01/2013(A)          15,275
       725,000  Tejon Ranch, CA Public Facilities
                Finance Authority Special Tax
                (Community Facilities District
                No. 1)(1)                                               7.200      09/01/2030   03/01/2013(A)         738,268


            30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       30,000  Temecula Valley, CA Unified School
                District Community Facilities District
                No. 02-1(1)                                             6.125%     09/01/2033   10/14/2031(B)  $       28,260
       905,000  Temecula, CA Public Financing
                Authority Community Facilities
                District (Roripaugh)(1)                                 4.650      09/01/2011   09/01/2011            872,158
        20,000  Torrance, CA Redevel. Agency
                (Downtown Redevel.)(1)                                  5.550      09/01/2018   03/01/2011(A)          20,013
       260,000  Tracy, CA Area Public Facilities
                Financing Agency(1)                                     5.875      10/01/2013   04/01/2011(A)         264,625
     1,430,000  Tracy, CA Area Public Facilities
                Financing Agency(1)                                     5.875      10/01/2019   04/01/2011(A)       1,473,801
        50,000  Tracy, CA Community Facilities
                District(1)                                             5.400      09/01/2015   09/02/2011(A)          50,589
        50,000  Tracy, CA Community Facilities
                District(1)                                             6.100      09/01/2015   09/02/2011(A)          50,582
        50,000  Tracy, CA Community Facilities
                District(1)                                             6.300      09/01/2026   11/11/2020(B)          50,017
        10,000  Tracy, CA Community Facilities
                District(1)                                             6.500      09/01/2020   09/02/2011(A)          10,099
        25,000  Tracy, CA Community Facilities
                District (205 Parcel Glen)(1)                           6.250      09/01/2032   05/07/2030(B)          25,209
     1,095,000  Tracy, CA Community Facilities
                District (South Mac Arthur Area)(1)                     6.000      09/01/2027   09/02/2011(A)       1,104,997
        30,000  Tracy, CA Community Facilities
                District (South Mac Arthur Area)(1)                     6.300      09/01/2017   09/02/2011(A)          30,336
        35,000  Tracy, CA Improvement Bond Act
                1915(1)                                                 5.700      09/02/2023   08/16/2019(B)          35,007
        75,000  Tracy, CA Operating Partnership
                Joint Powers Authority(1)                               6.100      09/02/2021   03/02/2013(A)          75,899
        30,000  Truckee-Donner, CA Public Utility
                District Special Tax(1)                                 5.800      09/01/2035   05/25/2033(B)          25,291
        75,000  Truckee-Donner, CA Public Utility
                District Special Tax(1)                                 6.000      09/01/2028   06/06/2026(B)          67,841
        20,000  Truckee-Donner, CA Public Utility
                District Special Tax(1)                                 6.100      09/01/2033   10/31/2031(B)          17,712
       750,000  Turlock, CA Health Facility (Emanuel
                Medical Center) COP(1)                                  5.000      10/15/2017   10/26/2016(B)         790,973
       210,000  Upland, CA Community Facilities
                District Special Tax (Colonies at San
                Antonio)(1)                                             5.900      09/01/2024   03/01/2011(A)         211,121
       185,000  Upland, CA COP (San Antonio
                Community Hospital)(1)                                  5.000      01/01/2018   01/01/2011(A)         185,209
        20,000  Vacaville, CA Improvement Bond
                Act 1915 (East Monte Vista
                Avenue)(1)                                              5.850      09/02/2016   03/02/2013(A)          20,348


            31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       10,000  Vacaville, CA Improvement Bond
                Act 1915 (Green Tree Reassessment
                District)(1)                                            6.300%     09/02/2013   03/02/2011(A)  $       10,283
       195,000  Vacaville, CA Public Financing
                Authority(1)                                            5.400      09/01/2022   03/01/2011(A)         195,166
       145,000  Vacaville, CA Redevel. Agency
                (Vacaville Community Hsg.)(1)                           6.000      11/01/2024   11/01/2011(A)         146,586
       275,000  Val Verde, CA Unified School
                District(1)                                             6.125      09/01/2034   06/24/2031(B)         272,759
        25,000  Vallejo, CA Public Financing
                Authority, Series A(1)                                  7.500      09/01/2020   04/01/2011(A)          25,114
        40,000  Vallejo, CA Quadrant Improvement
                District No. 001(1)                                     6.000      09/01/2017   09/01/2015(A)          40,921
        30,000  Vallejo, CA Quadrant Improvement
                District No. 001(1)                                     6.000      09/01/2026   05/02/2024(B)          28,470
        40,000  Vallejo, CA Quadrant Improvement
                District No. 001(1)                                     6.125      09/01/2034   06/24/2031(B)          36,743
        25,000  Valley Center-Pauma, CA Unified
                School District (Woods Valley
                Ranch)(1)                                               5.500      09/01/2019   09/01/2013(A)          24,912
        10,000  Valley Center-Pauma, CA Unified
                School District (Woods Valley
                Ranch)(1)                                               6.000      09/01/2025   09/01/2013(A)           9,960
        20,000  Valley Center-Pauma, CA Unified
                School District (Woods Valley
                Ranch)(1)                                               6.000      09/01/2028   09/16/2027(B)          18,971
     1,825,000  Ventura County, CA Area Hsg.
                Authority (Mira Vista Senior
                Apartments)(1)                                          5.000      12/01/2022   06/15/2019(B)       1,605,069
       145,000  Victor, CA Elementary School
                District(1)                                             5.600      09/01/2034   04/06/2033(B)         132,017
        60,000  Vista, CA Joint Powers Financing
                Authority(1)                                            6.100      10/01/2021   04/01/2011(A)          60,418
         5,000  Vista, CA Joint Powers Financing
                Authority(1)                                            6.250      12/01/2019   12/01/2010(A)           5,010
        15,000  Wasco, CA Improvement Bond Act
                1915(1)                                                 8.750      09/02/2013   03/02/2011(A)          15,690
        15,000  Wasco, CA Public Financing
                Authority(1)                                            7.350      09/15/2015   03/15/2011(A)          15,034
        10,000  Wasco, CA Public Financing
                Authority(1)                                            7.500      09/15/2023   03/15/2011(A)          10,011
       100,000  West Covina, CA Redevel. Agency
                Tax Allocation (Executive Lodge
                Apartments)(1)                                          5.100      09/01/2014   03/01/2011(A)         100,239
        20,000  West Patterson, CA Financing
                Authority Special Tax(1)                                5.850      09/01/2028   10/29/2026(B)          18,070
        10,000  West Patterson, CA Financing
                Authority Special Tax(1)                                6.000      09/01/2019   09/01/2019              9,979


            32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
CALIFORNIA CONTINUED
$       15,000  West Patterson, CA Financing
                Authority Special Tax(1)                                6.000%     09/01/2039   05/18/2035(B)  $       13,084
       165,000  West Patterson, CA Financing
                Authority Special Tax(1)                                6.600      09/01/2033   12/17/2030(B)         158,052
        25,000  West Patterson, CA Financing
                Authority Special Tax(1)                                6.700      09/01/2032   04/26/2028(B)          24,300
         5,000  West Patterson, CA Financing
                Authority Special Tax(1)                                6.750      09/01/2035   09/01/2017(B)           4,847
       105,000  West Patterson, CA Financing
                Authority Special Tax(1)                                6.750      09/01/2036   03/22/2027(B)         101,627
        10,000  West Patterson, CA Financing
                Authority Special Tax Community
                Facilities District(1)                                  5.600      09/01/2019   09/01/2019              9,680
        60,000  West Sacramento, CA Financing
                Authority Special Tax(1)                                6.100      09/01/2029   02/15/2026(B)          57,470
         5,000  West Sacramento, CA Improvement
                Bond Act 1915(1)                                        8.500      09/02/2017   09/02/2011(A)           5,175
       250,000  West Sacramento, CA Special Tax
                Community Facilities District No. 12(1)                 5.750      09/01/2029   03/01/2011(A)         250,548
        50,000  West Sacramento, CA Special Tax
                Community Facilities District No. 14(1)                 6.125      09/01/2021   03/01/2011(A)          50,045
        10,000  West Sacramento, CA Special Tax
                Community Facilities District No. 17(1)                 5.875      09/01/2033   08/17/2029(B)           9,581
        50,000  West Sacramento, CA Special Tax
                Community Facilities District No. 8
                (Southport)(1)                                          6.500      09/01/2031   08/11/2027(B)          49,266
        25,000  Western CA Municipal Water
                Districts(1)                                            7.125      09/02/2014   03/01/2011(A)          26,003
        70,000  Yolo County, CA Hsg. Authority
                (Russell Park Apartments)                               7.000      11/01/2014   11/01/2010(A)          70,274
        20,000  Yorba Linda, CA Redevel. Agency
                Tax Allocation(1)                                       5.250      09/01/2013   03/01/2011(A)          20,194
        70,000  Yorba Linda, CA Redevel. Agency
                Tax Allocation(1)                                       5.250      09/01/2023   03/01/2011(A)          70,140
        50,000  Yuba City, CA Unified School District
                COP                                                     4.900      02/01/2011   02/01/2011             50,166
        30,000  Yuba City, CA Unified School District
                COP(1)                                                  5.250      02/01/2022   02/01/2011(A)          30,090
        30,000  Yucaipa, CA Special Tax Community
                Facilities District No. 98-1(1)                         6.000      09/01/2028   01/23/2021(B)          28,457
                                                                                                               --------------
                                                                                                                  291,454,664
 U.S. POSSESSIONS--7.0%
        50,000  Puerto Rico Children's Trust Fund
                (TASC)(1)                                               5.375      05/15/2033   10/31/2013(B)          50,142
       460,000  Puerto Rico Commonwealth GO(1)                          5.625      07/01/2019   07/01/2011(A)         460,570
       560,000  Puerto Rico Commonwealth GO(1)                          5.625      07/01/2031   07/01/2014(A)         572,886
     5,000,000  Puerto Rico Electric Power
                Authority, Series CCC(1)                                5.250      07/01/2026   07/01/2015(A)       5,272,400


            33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

   PRINCIPAL                                                                                     EFFECTIVE
    AMOUNT                                                              COUPON      MATURITY     MATURITY*          VALUE
--------------                                                         -------     ----------   ----------     --------------
U.S. POSSESSIONS CONTINUED
$    1,095,000  Puerto Rico HFA (Vivienda
                Modernization)(1)                                       4.750%     10/01/2011    04/01/2011(A) $    1,096,588
       110,000  Puerto Rico IMEPCF (American
                Home Products)(1)                                       5.100      12/01/2018    12/01/2010(A)        110,405
     4,400,000  Puerto Rico ITEMECF (Cogeneration
                Facilities)(1)                                          6.625      06/01/2026    06/01/2011(A)      4,430,448
       520,000  Puerto Rico ITEMECF (University
                Plaza)(1)                                               5.625      07/01/2013    01/01/2011(A)        522,782
       500,000  Puerto Rico ITEMECF (University
                Plaza)(1)                                               5.625      07/01/2019    01/01/2011(A)        502,675
       135,000  Puerto Rico Municipal Finance
                Agency, Series A(1)                                     5.500      07/01/2017    04/01/2011(A)        135,262
        25,000  Puerto Rico Municipal Finance
                Agency, Series A(1)                                     5.750      08/01/2012    02/01/2011(A)         25,217
       925,000  Puerto Rico Public Buildings
                Authority(1)                                            7.000      07/01/2021    06/01/2014(A)      1,048,219
     2,600,000  Puerto Rico Public Buildings
                Authority(1)                                            7.000      07/01/2025    06/01/2014(A)      2,899,650
     2,500,000  Puerto Rico Sales Tax Financing
                Corp., Series A(1)                                      6.125      08/01/2029    02/01/2014(A)      2,626,141
        50,000  University of Puerto Rico(1)                            5.500      06/01/2012    06/01/2011(A)         50,133
       250,000  V.I. Public Finance Authority,
                Series A(1)                                             5.250      10/01/2024    10/01/2014(A)        257,388
                                                                                                               --------------
                                                                                                                   20,060,906
TOTAL INVESTMENTS, AT VALUE (COST $314,927,249)-108.1%                                                            311,515,570

LIABILITIES IN EXCESS OF OTHER ASSETS-(8.1)                                                                       (23,216,311)
                                                                                                               --------------
NET ASSETS-100.0%                                                                                              $  288,299,259
                                                                                                               ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

** October 29, 2010 is the last business day of the Fund's quarterly period. See accompanying Notes.

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

     A. Optional call date; corresponds to the most conservative yield calculation.

     B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

     C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Zero coupon bond reflects effective yield on the date of purchase.

(3.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.


            34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts as of October 29, 2010 based on valuation input level:

                                                                  LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                            -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   California                    $--           $291,454,664          $--       $291,454,664
   U.S. Possessions               --             20,060,906           --         20,060,906
                                 ---           ------------          ---       ------------
Total Assets                     $--           $311,515,570          $--       $311,515,570
                                 ---           ------------          ---       ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG      Association of Bay Area Governments
CDA       Communities Devel. Authority
COP       Certificates of Participation
CVHP      Citrus Valley Health Partners
CVMC      Citrus Valley Medical Center
FF        Feedback Foundation
FH        Foothill Hospital
GO        General Obligation
HFA       Housing Finance Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding
OCTC      Olive Crest Treatment Centers
OW        O'Connor Woods
OWHC      O'Connor Woods Housing Corporation
ROLs      Residual Option Longs
SCADP     Southern California Alcohol & Drug Programs
SJRHC     St. Joseph's Regional Housing Corporation
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands


             35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

NOTES TO STATEMENT OF INVESTMENTS

QUARTERLY PERIOD. Since October 29, 2010 represents the last day during the Fund's quarterly period on which the New York Stock Exchange was open for trading, the Fund's financial statements have been presented through that date to maintain consistency with the Fund's net asset value calculations used for shareholder transactions.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ((R)) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.


             36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $18,052,000 as of October 29, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At October 29, 2010, municipal bond holdings with a value of $28,392,118 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $18,052,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At October 29, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                          MATURITY
  AMOUNT                      INVERSE FLOATER(1)                   COUPON RATE(2)     DATE        VALUE
----------   ---------------------------------------------------   --------------   --------   -----------
$2,388,000   CA Austin Trust Various States Inverse Certificates        7.010%        2/1/42   $ 2,491,687
 3,335,000   Los Angeles, CA Dept. of Airports ROLs(3)                 12.240        5/15/25     4,077,071
 3,000,000   Santa Clara County, CA Financing Authority ROLs(3)        15.540        5/15/36     3,771,360
                                                                                               -----------
                                                                                               $10,340,118
                                                                                               ===========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 35 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.


             37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS OCTOBER 29, 2010** (UNAUDITED)

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of October 29, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $15,665,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 29, 2010 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $296,912,003(1)
                                 ============
Gross unrealized appreciation    $  4,967,511
Gross unrealized depreciation      (8,380,042)
                                 ------------
Net unrealized depreciation      $ (3,412,531)
                                 ============

(1.) The Federal tax cost of securities does not include cost of $18,016,098, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


             38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/29/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 12/07/2010


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 12/07/2010